UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2016

Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2016.

Over the last few months, markets have gone through rapid and dramatic changes. The 10-Year U.S. Treasury bond yield has jumped over 120 basis points since its 2016 low of 1.37% on July 6th, with 75 basis points of that move since the election on November 8th. The U.S. dollar has advanced 11% since its 2016 low on May 3rd, 5% of which came after the election. Crude oil prices are up 39% since the year low on January 21st, 15% of which came since the election. The CRB Index, which tracks oil and natural gas, metals, and agricultural commodities, is up 24% since its low in early September, and 9% since the election. And the S&P 500® Index is up 24% since closing at a year low on February 11th, 9% since the election. The Russell Small Cap and Mid-Cap Indexes have done even better. Few foreign markets have fared as well except those with high commodity exposure that have recovered after severe collapses, such as Russia, Brazil, Peru and Canada. All statistics are as of December 31, 2016.

In short, all asset classes have advanced substantially over the course of the year and accelerated following the election. There are two explanations. The first is that investors correctly anticipated improving economic conditions over the past several months, and have gone on to interpret President Trump’s agenda to be very beneficial to future economic growth and corporate profits. The improvement in the economic data is fact, as documented below. However, most of the key proposals of the Trump administration on which investors have focused, namely tax cuts and reform, infrastructure spending and deregulation, especially of the financial and environmentally sensitive sectors, will require legislation, which, even with Republican majorities in both houses of Congress, will take time and will likely require compromise. At the same time, President Trump’s protectionist promises are considered by most commentators to be negative for the economy. During the first few days in office, the President withdrew the U.S. from the Trans Pacific Partnership agreement, has plans to meet with the president of Mexico and Prime Minister of Canada to discuss renegotiating the North Atlantic Free Trade Agreement (NAFTA), and has stated that re-importation of any U.S. manufactured goods abroad will face high tariffs.

The improvement in the domestic economic fundamentals is indisputable. Gross Domestic Product (GDP) registered 3.5% at an annualized rate for the third quarter, up from 1.4% in the second quarter and 0.8% in the first. The initial report on fourth quarter GDP came in at 1.9%, a bit below consensus of 2.2%, but in line with the average over the last seven years. The unemployment rate as of December was 4.7%, down from the 5.0% level through most of 2016, and approaching the lows of the last two expansions. Unemployment claims have been running at historical lows, job cuts are down, and voluntary job quits, a measure of worker confidence, are up. Auto sales and new home sales have plateaued at cycle highs, but housing starts and permits, as well as existing home sales have improved recently. Retail sales have been firming over the past few months, supported by improving wages and personal income increases. And the savings rate, as well as lower gas and oil prices versus last year, provide some incremental spending power to the consumer. Consumer confidence has also showed strong recent improvement.

Even the manufacturing front, which has been the weak link during most of this extended recovery, has firmed substantially both domestically and globally. Small business confidence is up. This is important because most jobs are generated by small businesses in this country. Almost all domestic regional manufacturing surveys have registered strong improvement. The Institute of Supply Management (ISM) Purchasing Managers Surveys (PMI) are showing acceleration in most economies across the globe. The same is true for most Leading Indicators, a measure of future growth. The Economic Cycle Research Institute’s Weekly Leading Index has reached a cycle high, indicating a positive economic outlook. The Citi Economic Surprise Index, a measure of how economic data compare with expectations, has shown acceleration since mid-year. This series has a very strong historical correlation with S&P® Index price moves. Even Non-Farm Productivity registered a positive 3.1% advance after several negative quarters.

On the inflation front, inflation expectations have been rising as indicated by the recent increasing spread between Treasury bonds and Treasury Inflation Protected bonds (TIPs). The most recent reading of the Consumer Price Index (CPI) exclusive of food and energy, referred to as Core CPI, was 2.1%, in line with the Federal Reserve’s target goal. Similarly, the Producer Price Index (PPI), also exclusive of food, energy, as well as trade, an index of inflation within the manufacturing sectors and a driver of ultimate consumer prices, most recently registered 1.8%, up from 1.6% in the prior period.

In response, The Federal Reserve (Fed) just raised the Fed Funds Rate 25 basis points to a range of 0.50% to 0.75%, the first increase since December 2015. Recall that the reason for the stock market’s meltdown and the bond market’s dramatic yield drop at the beginning of the year was the Fed’s signaling in early January three to four additional 25 basis point increases for 2016. The markets’ reaction expressed the belief by investors that if the Fed were to do so, the result would be recession. Subsequent economic data soon made it apparent that the economy was already deteriorating. As mentioned, first quarter GDP came in at a very weak 0.8%, well below the 2.0% average maintained over the prior four years. In late January and early February, the Fed began to aggressively back away from its hawkish bent, and markets began to reverse immediately. However, it took until the second half for the economic data to show signs of improvement before markets recovered to beginning of year levels, and to move on to new highs following the November election for the reasons discussed earlier.

It is our belief that the market’s positive response to the tax, infrastructure and deregulatory components of the President’s campaign proposals is premature. It also ignores the potential negative consequences of his protectionist policies, especially threats to raise tariff rates on imports of products manufactured abroad where labor costs are much lower, with particular focus on American products manufactured outside the United States. Such an action would almost assuredly lead to retaliation in kind which in turn would undermine global trade and thus global growth.

Let’s take a look at the tax proposal. First, President Trump’s plan, so far as we can tell at this time given the limited information provided to date, is different in many ways from the other Republican proposals already being advanced within Congress, most particularly Paul Ryan’s. This means compromise will be required, as well as the likelihood that any final plan will differ, perhaps substantially, from either Paul Ryan’s or the President’s plan to which investors seem to be so enthusiastically responding. Second, investors do not seem to be totally clear as to whether the plan that ends up being sponsored will propose only tax cuts, or will involve wholesale tax reform. A pure tax cut proposal may be more difficult to pass because it would not be deficit neutral and therefore would require sixty votes to break a likely Democratic filibuster and allow a vote on the bill. Senate rules allow tax issues to pass with a majority vote through a process called “budget reconciliation” only when the law is deficit neutral, which tax cuts by definition would not be. Tax reform that is deficit neutral would qualify under this budget resolution rule, but would take much longer to negotiate and implement. Stock prices seem to reflect a belief by investors that tax reduction, whether through tax cuts or reform would be quickly forthcoming after President Trump assumed office, which is by no means a certainty.

With regard to infrastructure spending, during the campaign, President Trump pledged a program to spend $1 trillion over ten years. Given U.S. debt currently running at nearly 80% of GDP, it may be difficult to get the support of many Republicans, who have been staunchly fiscally conservative, consistently resisting or blocking Democratic spending proposals and tax increases to pay for them. This means that the President may very well have to negotiate, or “make a deal” with his own party despite its control of both houses of Congress. The same goes for many of the President’s other proposals. In addition, infrastructure spending requires specific “shovel ready” projects and a sufficient labor pool to implement them. There are few such projects, and there are already too few workers to fill existing job openings, to say nothing about the availability of people willing to do that kind of work. Stagnation and even reversal in immigration growth, especially from Mexico and other Central and South American countries where the manual labor pool has come from over the past thirty years, exacerbates the situation.

Deregulation, as is the case with tax reform, will take time, except perhaps for environmental regulations, many of which have been implemented by executive orders issued by President Obama. These can be eliminated by President Trump with the stroke of a pen. But financial deregulation will require overhauling the Dodd-Frank law, a lengthy, complex piece of legislation with an already entrenched bureaucracy. In addition, many Dodd-Frank regulations should probably remain intact. After all, it is evident with hindsight that financial deregulation during the Clinton and Bush administrations had no small part in leading to the housing market collapse that spawned the Great Recession. The repeal of the Glass-Steagall Act of 1933, which separated commercial from investment banking because of implicit conflict of interest, is now generally thought to have been one of the leading causes of excessive bank leverage and reckless lending, to say nothing of the profligate creation and marketing of increasingly exotic and risky investment vehicles such as collateralized debt obligations (CDO’s), especially the class of CDO’s called collateralized mortgage obligations (CMO’s). The so-called Volker Rule incorporated into Dodd-Frank essentially reestablished constraints on the investment banks of today. Unravelling parts of Dodd-Frank without eliminating those that serve as necessary constraints on bad acting will be a tedious, difficult, and drawn out process.

The robust market rally at the end of last year, characterized by almost daily all-time highs, has stretched stock valuations toward historic upper bounds. Analysts and strategists are beginning to raise earnings estimates, some extremely aggressively, which will make valuations seem more reasonable. However, the point of these comments is to point out that, in our opinion, a large part of the recent market ebullience is based on expectations regarding proposed policy changes of a Presidential administration that has only recently been installed. Moreover, as discussed, policy proposals are just that — proposals, not legislative fact.

Finally, this entire economic expansion since 2009 has been characterized by oscillations in economic growth prospects and a sub-par, sub-optimal average economic growth rate of 2%. If the pattern holds, the recent strength will recede and fears of a recession will reassert themselves. Markets would almost assuredly retrench in response. The recent rise in the dollar and interest rates are both potential restraints on economic growth and earnings and could derail the recovery if the increases continue.

We would like to be less cautious and more confident in the sustainability of the recent acceleration in economic growth, as well as prospects for quick implementation of growth enhancing policy proposals. We hope we are being overly conservative. But years of experience, and a solid knowledge of the history of economics and markets counsels skepticism that this time is different. GDP growth of 2% with sequential up and down periods looking ahead remains our base case. In the long run, an extended cycle without excesses is, after all, not necessarily a bad thing. We’d rather have sustained compounded low growth than a short-lived dramatic blow-off followed by a collapse. We’d rather continue to accrue wealth for a long period of time than to become wealthy then poor in quick succession.

The Adviser to the Funds continues to reimburse the Funds for all expenses incurred by the Funds, other than the Adviser’s Management Fees. Furthermore, the Money Market Fund will continue to have a portion of its advisory fees waived to the extent necessary to ensure that the cumulative total investment return for the Money Market Fund, net of fees and expenses, does not fall below zero.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2016

All America Fund	+11.39%
Equity Index Fund	+11.83%
Mid-Cap Equity Index Fund	+20.56%
Small Cap Value Fund	+19.97%
Small Cap Growth Fund	+ 8.19%
Bond Fund	+ 4.25%
Money Market Fund	+ 0.21%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2016 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) that illustrate each Fund’s respective:

●	Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Standard & Poor’s®, S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund has been approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% large capitalization stocks and 20% small cap stocks. Beginning July 1, 2016, the actively managed portfolio shifted to mid-cap stocks from large cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2016, the S&P 500 of large capitalization stocks increased by 11.96% on a total return basis, while the Russell Midcap Core Index advanced 13.80% while the Russell Midcap Value Index was up 20.00%. The Russell 2000® Growth Index was up 11.32% and the Russell 2000® Value Index was up 31.74%.

The All America Fund’s return for the year ended December 31, 2016, before expenses was 11.95% and 11.39% after expenses versus the benchmark return of 11.96%. The in-line performance of the Fund versus its benchmark was the result of underperformance of the actively managed large capitalization component during the first half of the year and the Midcap Core component during the second half of the year being offset by the outperformance of the Small Cap Value component for the year and Midcap Value component for the second half of the year. The Equity Index component matched the benchmark return.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,139	11.39%	11.39%
5 Years	$18,784	87.84%	13.44%
10 Years	$18,533	85.33%	6.36%

S & P 500 Index
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,196	11.96%	11.96%
5 Years	$19,817	98.17%	14.66%
10 Years	$19,568	95.68%	6.95%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2016, was 11.97% before expenses and 11.83% after expenses, in line with the benchmark return of 11.96%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,183	11.83%	11.83%
5 Years	$19,734	97.34%	14.56%
10 Years	$19,406	94.06%	6.85%

S & P 500 Index
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$11,196	11.96%	11.96%
5 Years	$19,817	98.17%	14.66%
10 Years	$19,568	95.68%	6.95%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2016, was 20.71% before expenses and 20.56% after expenses, finishing slightly below the 20.74% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,055	20.56%	20.56%
5 Years	$20,301	103.01%	15.21%
10 Years	$23,699	136.99%	9.01%

S & P Mid-Cap 400 Index
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,074	20.74%	20.74%
5 Years	$20,402	104.02%	15.33%
10 Years	$24,019	140.19%	9.16%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2016, the Small Cap Value Fund returned 20.99% before expenses and 19.97% after expenses versus a 31.74% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Basic Materials and Utilities while the worst performing sectors were Retail and Health Care.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Retail and Insurance, while sectors detracting from Fund performance included Industrials and Basic Materials.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$11,997	19.97%	19.97%
5 Years	$18,128	81.28%	12.63%
Since 5/1/07 (Inception)	$18,966	89.66%	6.84%

Russell 2000 Value Index
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$13,174	31.74%	31.74%
5 Years	$20,174	101.74%	15.07%
Since 5/1/07 (Inception)	$17,904	79.04%	6.21%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 9.11% before expenses and 8.19% after expenses during the calendar year 2016. The Fund’s benchmark, the Russell 2000® Growth Index, returned 11.32% for the period.

The domestic small company growth sector outperformed the domestic large and mid-cap growth equity classes. Health Care, which has been one of the best drivers of performance over the last several years in small cap growth as well as many other asset classes, declined almost 10% for the year in the Russell 2000® Growth Index. This negative return was mostly due to the biotechnology and pharmaceutical industries. Health Care was the economic sector that had a negative return for the year.

The growth style of investing struggled with its large exposure to Health Care, Information Technology and Consumer Discretionary sectors. In addition, the small cap growth equity class has little representation in Energy and Materials, which were two of the best performing sectors during calendar year 2016.

Investors in the small company fund benefitted from strong performance in Telecommunications Services, Financials and the Utility sectors. The Information Technology sector detracted from the overall return of the Fund. Poor stock selection in Software was the main drag.

With higher short-term interest rates and the expectation of rising domestic economic growth following the Presidential election, investors drove the prices of stocks in the economically sensitive areas including Materials, Energy and Financials. We expect macro events will continue to play an outsized role in the financial markets with reactions from investors happening in increasing short periods of time.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$10,819	8.19%	8.19%
5 Years	$16,598	65.98%	10.66%
Since 5/1/07 (Inception)	$18,100	81.00%	6.32%

Russell 2000 Growth Index
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$11,132	11.32%	11.32%
5 Years	$19,036	90.36%	13.74%
Since 5/1/07 (Inception)	$20,072	100.72%	7.47%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income markets produced positive returns in 2016. The Aggregate returned 2.65% for the year. U.S. Treasury rates, which fell for much of the first six months of the year before reversing course, finished 2016 slightly higher than where they began. The yield curve steepened as yields on long-dated U.S. Treasuries rose a little more than those of short-dated U.S. Treasuries. Two-year U.S. Treasury Notes yielded 1.19% on December 30, 2016, up from 1.05% at the end of 2015. Yields on ten-year Notes rose from 2.27% at 2015 year-end to 2.44% on December 30.

High-grade corporate bond spreads tightened from 172 basis points at the end of 2015 to 127 on December 30. This action helped corporates deliver a return more than double that of the benchmark and the strongest return for the sector relative to U.S. Treasuries since 2012. BBB-rated corporates bested higher rated corporates with a better than 8% return versus the 4.65% return of A-rated corporates. Our decision to maintain our exposure in Energy, Metals and Mining securities was rewarded as those sectors produced double-digit returns in 2016.

For 2016, the Bond Fund returned 4.72% before expenses and 4.25% after expenses, beating the Bloomberg Barclays Aggregate Bond Index’s return of 2.65%. The Fund’s relative outperformance was driven primarily by its’ overweight position in corporate bonds in particular, BBB-rated industrial bonds.

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,425	4.25%	4.25%
5 Years	$11,512	15.12%	2.86%
10 Years	$15,704	57.04%	4.62%

Bloomberg Barclays Aggregate Bond Index
Period Ended 12/31/2016	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,265	2.65%	2.65%
5 Years	$11,167	11.67%	2.23%
10 Years	$15,299	52.99%	4.34%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 30, 2016, the Money Market Fund returned 0.41% before expenses and 0.21% after expenses, compared to a 0.27% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (“Fed”) governors raised the Fed Funds target range to 0.50%-0.75%, an increase of 25 basis points, at the December 2016 meeting. This was the first change in the target since December of last year. Following the meeting, the Fed released its summary of its economic projections. One of those projections includes the expectations by the Fed governors of where the Fed Funds rate will be at the end of each of the next three years. The 2017 “dot-plot” suggests three increases this year to the 1.25%-1.50% area. The market, per the Fed Funds futures contracts, is pricing in only two increases.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity in light of the uncertainty of the path of interest rates. At year end, the fund held 23% U.S. Treasury Bills, 20% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 28.1 days.

The seven-day effective yield as of February 14, 2017, was 0.44%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2016 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Bond Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2016 (Unaudited) (Continued)

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2017 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.20% for the Money Market Fund during the year ended December 31, 2016 and resulted in the Fund being reimbursed for all other operating expenses during the year. Less than half of 1 basis point in investment management fees was waived during 2016.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2016 and held for the entire period ending December 31, 2016 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$1,085.98	$2.62
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.54

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$1,078.36	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$1,119.30	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,024.19	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$1,162.06	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.32
*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$1,094.70	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.32

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$982.91	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period* July 1 to December 31, 2016
Actual	$1,000.00	$1,001.11	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.02

*	Expenses are equal to the Fund’s annual expense ratio (before any fee waiver) of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	115	$86,235
Comcast Corp. Cl A	691	47,714
Disney (Walt) Co.	426	44,398
Home Depot, Inc.	353	47,330
Other Securities	8,075	445,540

		671,217

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	565	38,205
Coca-Cola Co.	1,122	46,518
PepsiCo, Inc.	416	43,526
Philip Morris Int’l., Inc.	450	41,171
Proctor & Gamble Co.	771	64,826
Other Securities	4,395	288,023

		522,269

ENERGY (3.8%)
Chevron Corp.	547	64,382
Exxon Mobil Corp.	1,202	108,490
Range Resources Corp.	54	1,855
Schlumberger Ltd.	405	34,000
Other Securities	4,533	213,107

		421,834

FINANCIALS (10.8%)
Bank of America Corp.	2,915	64,422
Berkshire Hathaway, Inc. Cl B*	551	89,802
Citigroup, Inc.	821	48,792
iShares Core S&P 500 ETF	1,625	365,604
JPMorgan Chase & Co.	1,036	89,396
Wells Fargo & Co.	1,308	72,084
Other Securities	7,917	461,375

		1,191,475

HEALTH CARE (6.9%)
Johnson & Johnson	784	90,325
Merck & Co., Inc.	799	47,037
Pfizer, Inc.	1,750	56,840
UnitedHealth Group, Inc.	276	44,171
Other Securities	6,308	518,629

		757,002

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.2%)
Alaska Air Group, Inc.	36	$3,194
General Electric Co.	2,557	80,801
Other Securities	5,599	488,790

		572,785

INFORMATION TECHNOLOGY (10.5%)
Alphabet, Inc. Cl A*	86	68,151
Alphabet, Inc. Cl C*	86	66,377
Apple, Inc.	1,541	178,474
Broadcom Ltd.	115	20,329
Cisco Systems, Inc.	1,447	43,728
Facebook, Inc. Cl A*	677	77,889
Intel Corp.	1,373	49,799
Int’l. Business Machines Corp.	250	41,498
Microsoft Corp.	2,260	140,431
Oracle Corp.	870	33,452
Visa, Inc. Cl A	538	41,975
Other Securities	7,570	395,487

		1,157,590

MATERIALS (1.5%)
Other Securities	2,425	158,901

REAL ESTATE (1.5%)
Other Securities	2,414	160,891

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	1,780	75,703
Verizon Communications, Inc.	1,181	63,042
Other Securities	579	9,651

		148,396

UTILITIES (1.6%)
Sempra Energy	73	7,347
Other Securities	3,284	169,809

		177,156

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,441,072) 54.1%		5,939,516

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.51	03/23/17	$100,000	$99,884

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $99,884) 0.9%					99,884

TOTAL INDEXED ASSETS (Cost: $4,540,956) 55.0%					$6,039,400

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2016

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
CST Brands, Inc.	1,234	$59,418
Lions Gate Entertainment Corp. Cl A	704	18,937
Lions Gate Entertainment Corp. Cl B*	705	17,301
Panera Bread Co. Cl A*	229	46,966
Other Securities	11,883	401,881

		544,503

CONSUMER STAPLES (1.6%)
Other Securities	4,708	172,770

ENERGY (2.3%)
PBF Energy, Inc.	1,173	32,703
Range Resources Corp.	889	30,547
Other Securities	8,232	190,710

		253,960

FINANCIALS (8.7%)
iShares Russell 2000 ETF	106	14,294
iShares Russell 2000 Value ETF	200	23,788
iShares Russell Mid-Cap ETF	113	20,211
iShares Russell Mid-Cap Value ETF	316	25,416
Reinsurance Grp. of America, Inc.	255	32,087
Starwood Property Trust, Inc.	1,856	40,740
SVB Financial Group*	240	41,199
Other Securities	22,739	765,166

		962,901

HEALTH CARE (3.9%)
Acadia Healthcare Co., Inc.*	1,265	41,871
Other Securities	10,461	381,317

		423,188

INDUSTRIALS (5.6%)
Alaska Air Group, Inc.	416	36,912
AZZ, Inc.	659	42,111
Mueller Industries, Inc.	891	35,604
Other Securities	10,070	498,553

		613,180

INFORMATION TECHNOLOGY (6.6%)
Broadcom Ltd.	71	12,551

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cavium, Inc.*	600	$37,464
Other Securities	23,199	676,718

		726,733

MATERIALS (2.1%)
Other Securities	6,950	233,676

REAL ESTATE (3.2%)
Duke Realty Corp.	1,208	32,085
Other Securities	10,753	323,738

		355,823

TELECOMMUNICATION SERVICES (0.4%)
Other Securities	2,471	42,406

UTILITIES (2.1%)
Sempra Energy	271	27,273
Other Securities	4,470	206,609

		233,882

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $4,036,690) 41.5%		4,563,022

ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	394	146
Pace Hldgs. Corp. — expiring 10/29/2020*	730	438

		584

TOTAL ACTIVE ASSETS-WARRANTS
(Cost: $455) 0.0% (2)		584

TOTAL ACTIVE ASSETS
(Cost: $4,037,145) 41.5%		4,563,606

TOTAL INVESTMENTS
(Cost: $8,578,101) 96.5%		10,603,006

OTHER NET ASSETS 3.5%		383,420

NET ASSETS 100.0%		$10,986,426

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.7%)
Amazon.com, Inc.*	752	$563,902
Comcast Corp. Cl A	4,550	314,178
Disney (Walt) Co.	2,794	291,191
Home Depot, Inc.	2,325	311,736
McDonald’s Corp.	1,585	192,926
Other Securities	51,670	2,749,396

		4,423,329

CONSUMER STAPLES (9.1%)
Altria Group, Inc.	3,723	251,749
Coca-Cola Co.	7,411	307,260
CVS Health Corp.	2,035	160,582
PepsiCo, Inc.	2,740	286,686
Philip Morris Int’l., Inc.	2,963	271,085
Proctor & Gamble Co.	5,107	429,397
Wal-Mart Stores, Inc.	2,874	198,651
Other Securities	24,106	1,541,111

		3,446,521

ENERGY (7.4%)
Chevron Corp.	3,611	425,015
Exxon Mobil Corp.	7,923	715,130
Schlumberger Ltd.	2,658	223,139
Other Securities	30,310	1,419,911

		2,783,195

FINANCIALS (15.5%)
Bank of America Corp.	19,269	425,836
Berkshire Hathaway, Inc. Cl B*	3,624	590,640
Citigroup, Inc.	5,436	323,061
Goldman Sachs Group, Inc.	705	168,812
iShares Core S&P 500 ETF	1,912	430,181
JPMorgan Chase & Co.	6,832	589,533
Wells Fargo & Co.	8,620	475,048
Other Securities	51,469	2,871,916

		5,875,027

HEALTH CARE (13.3%)
AbbVie, Inc.	3,101	194,185
Amgen, Inc.	1,420	207,618
Bristol-Myers Squibb Co.	3,179	185,781
Celgene Corp.*	1,479	171,194
Gilead Sciences, Inc.	2,511	179,813
Johnson & Johnson	5,194	598,401
Medtronic PLC	2,622	186,791

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	5,264	$309,892
Pfizer, Inc.	11,585	376,281
UnitedHealth Group, Inc.	1,815	290,473
Other Securities	27,486	2,310,720

		5,011,149

INDUSTRIALS (10.0%)
3M Co.	1,148	204,998
Boeing Co.	1,095	170,470
General Electric Co.	16,876	533,282
Honeywell International, Inc.	1,456	168,678
Union Pacific Corp.	1,571	162,881
Other Securities	31,897	2,536,991

		3,777,300

INFORMATION TECHNOLOGY (20.2%)
Alphabet, Inc. Cl A*	565	447,734
Alphabet, Inc. Cl C*	566	436,565
Apple, Inc.	10,180	1,179,050
Cisco Systems, Inc.	9,576	289,387
Facebook, Inc. Cl A*	4,458	512,893
Intel Corp.	9,045	328,062
Int’l. Business Machines Corp.	1,651	274,049
MasterCard, Inc. Cl A	1,816	187,502
Microsoft Corp.	14,837	921,971
Oracle Corp.	5,722	220,011
QUALCOMM, Inc.	2,819	183,799
Visa, Inc. Cl A	3,562	277,907
Other Securities	46,116	2,374,827

		7,633,757

MATERIALS (2.8%)
Other Securities	15,921	1,044,030

REAL ESTATE (2.8%)
Other Securities	15,934	1,062,354

TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.	11,705	497,814
Verizon Communications, Inc.	7,785	415,563
Other Securities	3,831	63,716

		977,093

UTILITIES (3.1%)
Other Securities	22,119	1,167,442

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $28,824,787) 98.5%		37,201,197

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.33	01/19/17	$100,000	$99,983

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,983) 0.3%					99,983

TOTAL INVESTMENTS (Cost: $28,924,770) 98.8%					37,301,180

OTHER NET ASSETS 1.2%					464,175

NET ASSETS 100.0%					$37,765,355

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.0%)
Domino’s Pizza, Inc.	645	$102,710
Other Securities	68,594	2,349,922

		2,452,632

CONSUMER STAPLES (4.2%)
Ingredion, Inc.	976	121,961
WhiteWave Foods Co. Cl A*	2,374	131,994
Other Securities	20,545	683,419

		937,374

ENERGY (3.9%)
Other Securities	44,404	862,178

FINANCIALS (19.2%)
Alleghany Corp.*	208	126,489
East West Bancorp, Inc.	1,943	98,763
Everest Re Group Ltd.	554	119,886
FactSet Research Systems, Inc.	541	88,416
iShares Core S&P Mid-Cap ETF	3,545	586,129
MSCI, Inc. Cl A	1,256	98,948
New York Community Bancorp, Inc.	6,525	103,813
Raymond James Financial, Inc.	1,707	118,244
Reinsurance Grp. of America, Inc.	869	109,346
SEI Investments Co.	1,797	88,700
Signature Bank*	720	108,144
SVB Financial Group*	698	119,819
Other Securities	76,924	2,549,350

		4,316,047

HEALTH CARE (7.3%)
Align Technology, Inc.*	1,000	96,130
IDEXX Laboratories, Inc.*	1,208	141,662
ResMed, Inc.	1,888	117,150
Teleflex, Inc.	585	94,273
Other Securities	22,039	1,187,413

		1,636,628

INDUSTRIALS (14.4%)
Carlisle Cos., Inc.	865	95,401
Huntington Ingalls Industries, Inc.	625	115,119
IDEX Corp.	1,026	92,402
JetBlue Airways Corp*	4,322	96,899
Smith (A.O.) Corp.	1,977	93,611
Wabtec Corp.	1,179	97,881
Other Securities	46,287	2,642,983

		3,234,296

INFORMATION TECHNOLOGY (17.1%)
Advanced Micro Devices, Inc.*	10,093	114,455
ANSYS, Inc.*	1,157	107,011

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Broadridge Financial Solutions, Inc.	1,603	$106,279
Cadence Design Systems, Inc.*	3,841	96,870
CDK Global, Inc.	2,016	120,335
Computer Sciences Corp.	1,882	111,828
Gartner, Inc.*	1,116	112,794
Henry (Jack) & Associates, Inc.	1,049	93,130
Leidos Hldgs., Inc.	1,929	98,649
Synopsys, Inc.*	2,034	119,721
Trimble Navigation Ltd.*	3,368	101,545
Other Securities	69,356	2,650,672

		3,833,289

MATERIALS (7.1%)
Ashland Global Holdings, Inc.	830	90,711
Packaging Corp. of America	1,239	105,092
RPM International, Inc.	1,793	96,517
Steel Dynamics, Inc.	3,252	115,706
Valspar Corp.	969	100,398
Other Securities	24,601	1,084,010

		1,592,434

REAL ESTATE (10.2%)
Alexandria Real Estate Equities, Inc.	1,075	119,465
Camden Property Trust	1,177	98,950
Duke Realty Corp.	4,779	126,930
Kilroy Realty Corp.	1,233	90,280
Regency Centers Corp.	1,417	97,702
Other Securities	55,697	1,745,757

		2,279,084

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	1,268	36,607

UTILITIES (5.2%)
Atmos Energy Corp.	1,392	103,217
OGE Energy Corp.	2,669	89,278
UGI Corp.	2,325	107,136
Westar Energy, Inc.	1,915	107,910
Other Securities	17,832	754,114

		1,161,655

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $17,659,457) 99.8%		22,342,224

TOTAL INVESTMENTS
(Cost: $17,659,457) 99.8%		22,342,224

OTHER NET ASSETS 0.2%		38,278

NET ASSETS 100.0%		$22,380,502

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (7.6%)
Bassett Furniture Industries, Inc.	3,356	$102,022
CST Brands, Inc.	2,151	103,571
Houghton Mifflin Harcourt Co.*	11,817	128,214
Select Comfort Corp.*	5,519	124,840
Unifi, Inc.*	2,973	97,009
Other Securities	12,995	235,708

		791,364

CONSUMER STAPLES (2.4%)
Crimson Wine Group Ltd.*	11,299	105,872
Other Securities	5,506	147,804

		253,676

ENERGY (6.7%)
PBF Energy, Inc.	6,789	189,277
Other Securities	32,467	513,345

		702,622

FINANCIALS (35.9%)
Allied World Assurance Co. Hldgs. AG	1,709	91,790
American Equity Investment Life Hldg. Co.	3,744	84,390
Aspen Insurance Hldgs. Ltd.	1,861	102,355
BancFirst Corp.	1,351	125,711
Banner Corp.	2,203	122,949
Brookline Bancorp, Inc.	8,345	136,858
Bryn Mawr Bank Corp.	2,442	102,930
Colony Capital, Inc. Cl A	5,823	117,916
Customers Bancorp, Inc.*	3,465	124,116
Ellington Financial LLC	7,247	112,473
Enterprise Financial Svcs. Corp.	2,635	113,305
First Interstate BancSytem, Inc.	3,090	131,480
Glacier Bancorp, Inc.	2,737	99,162
Investors Bancorp, Inc.	8,068	112,549
Marlin Business Svcs. Corp.	3,910	81,719
NMI Hldgs., Inc. Cl A*	8,727	92,943
Northfield Bancorp, Inc.	5,798	115,786
PrivateBancorp, Inc.	2,687	145,609
Selective Insurance Group, Inc.	2,699	116,192
SPDR S&P Bank ETF	2,600	113,022
Stock Yards Bancorp, Inc.	4,718	221,510
SVB Financial Group*	1,393	239,122
Other Securities	42,637	1,046,568

		3,750,455

HEALTH CARE (3.5%)
Supernus Pharmaceuticals, Inc.*	4,418	111,555
Other Securities	18,262	258,113

		369,668

INDUSTRIALS (13.1%)
Alaska Air Group, Inc.	961	85,270
AZZ, Inc.	2,727	174,255
Deluxe Corp.	1,367	97,891
Encore Wire Corp.	2,376	103,000

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Kirby Corp.*	1,229	$81,729
Miller Industries, Inc.	5,818	153,886
Mueller Industries, Inc.	7,755	309,885
VSE Corp.	2,109	81,914
Other Securities	9,097	278,559

		1,366,389

INFORMATION TECHNOLOGY (10.8%)
MKS Instruments, Inc.	1,542	91,595
Proofpoint, Inc.*	1,273	89,937
Stamps.com, Inc.*	1,176	134,828
SYNNEX Corp.	734	88,829
Other Securities	57,964	723,893

		1,129,082

MATERIALS (3.5%)
Kaiser Aluminum Corp.	1,492	115,913
Kraton Corporation Inc.*	3,666	104,408
Other Securities	9,073	144,814

		365,135

REAL ESTATE (9.5%)
Chesapeake Lodging Trust	3,235	83,657
Easterly Government Pptys.	4,857	97,237
FelCor Lodging Trust, Inc.	13,191	105,660
Forest City Realty Trust, Inc. Cl A	6,341	132,146
Highwoods Properties, Inc.	2,060	105,081
Other Securities	19,075	462,343

		986,124

TELECOMMUNICATION SERVICES (1.0%)
Other Securities	9,324	108,433

UTILITIES (4.0%)
Avista Corp.	2,063	82,499
Other Securities	6,595	333,450

		415,949

TOTAL COMMON STOCKS
(Cost: $7,938,796) 98.0%		10,238,897

WARRANTS:
FINANCIALS (0.1%)
Easterly Acquisition Corp. — expiring 07/29/2020*	3,504	1,296
Pace Hldgs. Corp. — expiring 10/29/2020*	6,530	3,918

		5,214

TOTAL WARRANTS
(Cost: $4,056) 0.1%		5,214

TOTAL INVESTMENTS
(Cost: $7,942,852) 98.1%		10,244,111

OTHER NET ASSETS 1.9%		198,418

NET ASSETS 100.0%		$10,442,529

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (17.3%)
Bloomin’ Brands, Inc.	3,666	$66,098
Cooper Tire & Rubber Co.	1,445	56,138
CST Brands, Inc.	2,131	102,608
Five Below, Inc.*	1,968	78,641
Haverty Furniture Cos., Inc.	4,035	95,630
Lithia Motors, Inc. Cl A	580	56,161
Panera Bread Co. Cl A*	280	57,425
Red Robin Gourmet Burgers, Inc.*	1,303	73,489
Select Comfort Corp.*	4,437	100,365
Steve Madden Ltd.*	1,571	56,163
Thor Industries, Inc.	700	70,035
Vista Outdoor, Inc.*	1,631	60,184
Other Securities	12,921	318,008

		1,190,945

CONSUMER STAPLES (3.5%)
WD-40 Co.	913	106,730
Other Securities	4,738	136,481

		243,211

ENERGY (1.4%)
Other Securities	4,112	97,512

FINANCIALS (6.7%)
FBL Financial Group, Inc. Cl A	853	66,662
Heritage Financial Corp.	2,152	55,414
Investors Bancorp, Inc.	5,585	77,911
Pinnacle Financial Partners, Inc.	925	64,103
Safety Insurance Group, Inc.	1,016	74,879
Other Securities	3,679	121,116

		460,085

HEALTH CARE (19.1%)
Abiomed, Inc.*	495	55,777
Acadia Healthcare Co., Inc.*	3,071	101,650
Emergent Biosolutions, Inc.*	2,079	68,274
Omnicell, Inc.*	2,267	76,851
PAREXEL International Corp.*	963	63,288
Supernus Pharmaceuticals, Inc.*	2,961	74,765
TESARO, Inc.*	586	78,805
WellCare Health Plans, Inc.*	454	62,234
Other Securities	25,576	733,225

		1,314,869

INDUSTRIALS (13.8%)
Astronics Corp.*	4,521	152,987
AZZ, Inc.	1,850	118,215
Covenant Transportation Group Cl A*	3,772	72,950
EnPro Industries, Inc.	1,484	99,962
Healthcare Svcs. Group, Inc.	2,319	90,835

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Mueller Water Products, Inc. Cl A	6,143	$81,763
Sun Hydraulics Corp.	1,508	60,275
Teledyne Technologies, Inc.*	582	71,586
Trex Co., Inc.*	1,204	77,538
Other Securities	3,700	122,603

		948,714

INFORMATION TECHNOLOGY (24.9%)
Ambarella, Inc.*	1,068	57,811
Cavium, Inc.*	1,526	95,283
LogMeIn, Inc.	1,177	113,639
MaxLinear, Inc. Cl A*	3,424	74,643
Monolithic Power Systems, Inc.	876	71,771
Proofpoint, Inc.*	1,382	97,638
Other Securities	56,453	1,207,338

		1,718,123

MATERIALS (4.6%)
Berry Plastics Group, Inc.*	1,177	57,355
Ferro Corp.*	6,445	92,357
U.S. Concrete, Inc.*	1,335	87,443
Other Securities	5,226	81,678

		318,833

REAL ESTATE (3.7%)
Easterly Government Pptys.	3,595	71,972
QTS Realty Trust, Inc.	1,387	68,865
Terreno Realty Corp.	2,025	57,692
Other Securities	2,007	53,727

		252,256

TELECOMMUNICATION SERVICES (1.6%)
Shenandoah Telecommunications Co.	2,071	56,538
Other Securities	6,068	50,182

		106,720

UTILITIES (2.4%)
Chesapeake Utilities Corp.	1,280	85,696
Northwest Natural Gas Co.	1,293	77,321

		163,017

TOTAL COMMON STOCKS
(Cost: $5,995,559) 99.0%		6,814,285

TOTAL INVESTMENTS
(Cost: $5,995,559) 99.0%		6,814,285

OTHER NET ASSETS 1.0%		69,714

NET ASSETS 100.0%		$6,883,999

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.4%)
U.S. Treasury Bond	AA+	2.88	05/15/43	$200,000	$193,180
U.S. Treasury Note	AA+	1.50 - 1.63	02/15/26 - 08/15/26	1,040,000	957,830
U.S. Treasury Strip	AA+	0.00	08/15/28 - 08/15/29	2,100,000	1,501,179

					2,652,189

U.S. GOVERNMENT AGENCIES (27.8%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHLMC	AA+	2.50 - 6.00	03/01/21 - 05/01/46	1,213,773	1,260,068
FHLMC ARM	AA+	2.76 - 5.89	02/01/36 - 09/01/39	27,928	29,421
FHLMC Strip	AA+	3.00	01/15/43	70,589	70,217
FNMA	AA+	3.00 - 8.00	03/01/17 - 12/25/49	2,696,065	2,816,640
FNMA ARM	AA+	2.41	05/01/43	77,192	78,097
FNMA Strip	AA+	3.00	08/25/42	64,240	63,842
GNMA (3)	AA+	4.00 - 7.00	10/15/24 - 10/20/43	414,215	449,153
Other Securities				25,599	27,271

					4,794,709

CORPORATE DEBT (55.9%)
CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 01/15/22	155,000	164,201
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,738
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,487
NVR, Inc.	BBB+	3.95	09/15/22	85,000	86,628
Omnicom Group, Inc.	BBB+	3.63 - 4.45	08/15/20 - 05/01/22	85,000	90,048
Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,160
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	106,940
Wynn Las Vegas LLC	BB	5.38	03/15/22	85,000	87,125
Other Securities				865,000	893,367

					1,690,694

CONSUMER STAPLES (3.1%)
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,790
Sysco Corp.	BBB+	2.60 - 3.75	06/12/22 - 10/01/25	105,000	104,751
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	100,000	105,883
Other Securities				220,000	228,280

					536,704

ENERGY (3.9%)
Energen Corp.	BB	4.63	09/01/21	85,000	85,213
EQT Corp.	BBB	4.88	11/15/21	85,000	90,728
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	85,061
Other Securities				410,000	416,920

					677,922

FINANCIALS (10.0%)
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	89,323
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	91,934
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	86,488
Other Securities				1,225,000	1,271,145
Other Securities†				175,000	181,977

					1,720,867

HEALTH CARE (6.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,722
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	90,837
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,277
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	87,225

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2016

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (CONTINUED)
Owens & Minor, Inc.	BBB	3.88	09/15/21	$85,000	$85,192
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,823
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	90,730
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,868
Other Securities				320,000	333,316

					1,047,990

INDUSTRIALS (5.2%)
Arconic, Inc.	BBB-	6.75	07/15/18	85,000	90,419
Crane Co.	BBB	2.75	12/15/18	90,000	91,125
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	85,825
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,418
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,500
Other Securities				450,000	458,598

					898,885

INFORMATION TECHNOLOGY (5.6%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	91,328
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	105,439
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,616
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,570
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	91,471
Symantec Corp.	BBB-	4.20	09/15/20	85,000	87,198
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	86,046
Other Securities				325,000	325,109

					959,777

MATERIALS (5.6%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	90,255
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,453
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	84,960
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	86,392
Other Securities				605,000	602,981

					952,041

REAL ESTATE (3.8%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	87,243
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	89,735
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,643
Other Securities				375,000	388,635

					653,256

TELECOMMUNICATION SERVICES (0.7%)
Other Securities				115,000	116,426

UTILITIES (2.1%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	91,626
SCANA Corp.	BBB	4.13	02/01/22	85,000	85,883
Other Securities				185,000	188,251

					365,760

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,877,230) 99.1%					17,067,220

TOTAL INVESTMENTS (Cost: $16,877,230) 99.1%					17,067,220

OTHER NET ASSETS 0.9%					160,109

NET ASSETS 100.0%					$17,227,329

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.5%)
U.S. Treasury Bill	A-1+	0.18	01/05/17	$400,000	$399,990
U.S. Treasury Bill	A-1+	0.27	01/12/17	500,000	499,955
U.S. Treasury Bill	A-1+	0.31	01/19/17	600,000	599,900
U.S. Treasury Bill	A-1+	0.32	01/26/17	500,000	499,884
U.S. Treasury Bill	A-1+	0.35	01/12/17	300,000	299,965
U.S. Treasury Bill	A-1+	0.37	01/26/17	300,000	299,920
U.S. Treasury Bill	A-1+	0.40	02/02/17	800,000	799,710
U.S. Treasury Bill	A-1+	0.42	02/16/17	600,000	599,671
U.S. Treasury Bill	A-1+	0.44	01/12/17	200,000	199,971
U.S. Treasury Bill	A-1+	0.46	03/02/17	1,500,000	1,498,907

					5,697,873

U.S. GOVERNMENT AGENCIES (20.3%)
FHLB	A-1+	0.38	01/13/17	500,000	499,932
FHLB	A-1+	0.41	01/17/17	400,000	399,923
FHLB	A-1+	0.45	01/18/17	500,000	499,888
FHLB	A-1+	0.46	01/25/17	400,000	399,874
FHLB	A-1+	0.46	02/09/17	200,000	199,898
FHLB	A-1+	0.50	02/01/17	991,000	990,555
FHLB	A-1+	0.51	02/10/17	800,000	799,535
FHLB	A-1+	0.51	02/24/17	800,000	799,371
FHLB	A-1+	0.52	03/17/17	426,000	425,528
FHLB	A-1+	0.55	02/22/17	125,000	124,899

					5,139,403

COMMERCIAL PAPER (57.0%)
Apple, Inc.†	A-1+	0.53	01/10/17	900,000	899,867
Cargill, Inc.†	A-1	0.64	01/06/17	250,000	249,973
Cargill, Inc.†	A-1	0.72	01/09/17	500,000	499,910
Chevron Corp.†	A-1+	0.60	02/13/17	460,000	459,663
Chevron Corp.†	A-1+	0.61	02/01/17	250,000	249,864
Chevron Corp.†	A-1+	0.65	01/04/17	110,000	109,992
Cisco Systems, Inc.†	A-1+	0.65	01/20/17	750,000	749,729
Coca-Cola Co.†	A-1+	0.61	01/19/17	500,000	499,839
Coca-Cola Co.†	A-1+	0.65	01/03/17	250,000	249,986
Danaher Corp.†	A-1	0.66	01/05/17	350,000	349,968
Danaher Corp.†	A-1	0.70	01/06/17	400,000	399,953
Grainger (W.W.), Inc.	A-1+	0.60	01/09/17	500,000	499,925
Grainger (W.W.), Inc.	A-1+	0.63	02/13/17	300,000	299,769
Intercontinental Exchange, Inc.†	A-1	0.82	02/17/17	750,000	749,180
J.P. Morgan Securities LLC†	A-1	0.75	02/01/17	250,000	249,833
J.P. Morgan Securities LLC†	A-1	0.80	02/01/17	500,000	499,644
J.P. Morgan Securities LLC	A-1	0.95	02/21/17	205,000	204,719
Estee Lauder Cos.†	A-1	0.68	01/30/17	250,000	249,858
Eli Lilly & Co.†	A-1+	0.55	01/13/17	750,000	749,851
Microsoft Corp.†	A-1+	0.61	01/30/17	300,000	299,847
Nestle Capital Corp.†	A-1+	0.68	02/06/17	600,000	599,581
PepsiCo, Inc.†	A-1	0.54	01/27/17	550,000	549,777
Pfizer, Inc.†	A-1+	0.67	02/07/17	700,000	699,505
Procter & Gamble Co.†	A-1+	0.50	01/10/17	700,000	699,903
Simon Ppty. Group LP†	A-1	0.72	01/03/17	700,000	699,958
Southern California Gas Co.†	A-1	0.70	01/03/17	750,000	749,956
Toyota Motor Credit Corp.	A-1+	0.57	01/11/17	350,000	349,939
Toyota Motor Credit Corp.	A-1+	0.78	01/04/17	350,000	349,970

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2016

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Unilever Capital Corp.†	A-1	0.64	02/17/17	$500,000	$499,573
Unilever Capital Corp.†	A-1	0.78	02/21/17	250,000	249,718
Washington Gas Light Co.	A-1	0.60	01/04/17	500,000	499,967

					14,469,217

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,306,430) 99.8%					25,306,493

TOTAL INVESTMENTS (Cost: $25,306,430) 99.8%					25,306,493

OTHER NET ASSETS 0.2%					53,970

NET ASSETS 100.0%					$25,360,463

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2016

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$268,465	1.6%
MONEY MARKET FUND	$12,264,928	48.4%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of December 31, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	March 2017	$335,430	($3,150)	3.2%
EQUITY INDEX FUND	5	E-mini S&P 500 Stock Index	P	March 2017	$559,050	($5,000)	1.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3)

(Cost:   All America Fund — $8,578,101

Equity Index Fund — $28,924,770

Mid-Cap Equity Index Fund — $17,659,457

Small Cap Value Fund — $7,942,852

Small Cap Growth Fund — $5,995,559

Bond Fund — $16,877,230

Money Market Fund — $25,306,430)	$10,603,006	$37,301,180	$22,342,224	$10,244,111
Cash	369,801	418,981	12,032	52,420
Interest and dividends receivable	13,620	47,419	26,246	8,484
Receivable for securities sold	9,021	—	—	151,215
Other receivables	—	—	—	—

TOTAL ASSETS	10,995,448	37,767,580	22,380,502	10,456,230

LIABILITIES:
Payable for securities purchased	7,687	—	—	13,701
Payable for daily variation on future contracts	1,335	2,225	—	—

TOTAL LIABILITIES	9,022	2,225	—	13,701

NET ASSETS	$10,986,426	$37,765,355	$22,380,502	$10,442,529

SHARES OUTSTANDING (Note 4)	1,008,661	3,746,111	2,003,077	784,638

NET ASSET VALUE PER SHARE	$10.89	$10.08	$11.17	$13.31

COMPONENTS OF NET ASSETS:
Paid-in capital	$7,947,833	$29,248,764	$17,850,985	$8,004,989
Accumulated undistributed net investment income (loss)	4,129	6,555	—	642
Accumulated undistributed net realized gain (loss) on investments and futures contracts	1,012,709	138,626	(153,250)	135,639
Net unrealized appreciation (depreciation) of investments and futures contracts	2,021,755	8,371,410	4,682,767	2,301,259

NET ASSETS	$10,986,426	$37,765,355	$22,380,502	$10,442,529

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$6,814,285	$17,067,220	$25,306,493
16,973	128,860	53,970
3,627	123,966	—
57,940	3,065	—
481	—	—

6,893,306	17,323,111	25,360,463

9,307	95,782	—
—	—	—

9,307	95,782	—

$6,883,999	$17,227,329	$25,360,463

591,406	1,761,531	2,410,224

$11.64	$9.78	$10.52

$5,920,880	$17,031,650	$25,360,250
—	6,896	811
144,393	(1,207)	(661)
818,726	189,990	63

$6,883,999	$17,227,329	$25,360,463

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2016

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$209,736	$760,083	$358,695	$182,618
Interest	6	1,467	72	393

Total investment income	209,742	761,550	358,767	183,011

EXPENSES (Note 2):
Advisory expenses	52,415	43,448	25,015	78,933
Other operating expenses:
Accounting and recordkeeping expenses	99,065	152,188	95,438	41,095
Shareholder reports	6,272	5,983	5,287	5,886
Custodian expenses	49,430	32,880	29,663	9,602
Transfer agent fees	14,842	49,333	28,412	13,287
Independent directors’ fees and expenses	776	2,580	1,486	695
Audit	11,934	39,665	22,844	10,684
Legal and Compliance	28,949	96,220	55,416	25,916
Administrative	22,681	75,389	43,419	20,305
Licenses	2,324	12,873	7,414	—
Other	8,681	28,853	16,618	7,771

Total operating expenses	244,954	495,964	305,997	135,241

Total expenses before reimbursement	297,369	539,412	331,012	214,174
Fee waiver and expense reimbursement (Note 2)	(244,954)	(495,964)	(305,997)	(135,241)

Net expenses	52,415	43,448	25,015	78,933

Net Investment Income (Loss) (Note1)	157,327	718,102	333,752	104,078

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	1,244,613	744,542	1,080,649	412,174
Futures contracts	—	43,429	(1,095)	—

	1,244,613	787,971	1,079,554	412,174

Change in net unrealized appreciation (depreciation) of:
Investment securities	(230,766)	2,439,053	2,420,634	1,277,008
Futures contracts	(3,150)	2,453	—	—

	(233,916)	2,441,506	2,420,634	1,277,008

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,010,697	3,229,477	3,500,188	1,689,182

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,168,024	$3,947,579	$3,833,940	$1,793,260

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	Bond Fund	Money Market Fund

$55,826	$—	$—
186	593,095	113,390

56,012	593,095	113,390

54,995	76,778	56,305

31,675	88,948	97,335
5,287	6,273	5,673
8,702	14,529	9,017
9,188	24,171	39,862
480	1,264	2,085
7,388	19,435	32,050
17,920	47,145	77,747
14,041	36,938	60,916
—	—	—
5,374	14,138	23,315

100,055	252,841	348,000

155,050	329,619	404,305
(100,055)	(252,841)	(349,009)

54,995	76,778	55,296

1,017	516,317	58,094

270,864	7,302	74
—	—	—

270,864	7,302	74

262,753	175,757	(352)
—	—	—

262,753	175,757	(352)

533,617	183,059	(278)

$534,634	$699,376	$57,816

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2016	2015	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$157,327	$145,508	$718,102	$653,490	$333,752	$317,556
Net realized gain (loss) on investments and futures contracts	1,244,613	209,006	787,971	499,200	1,079,554	1,822,898
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(233,916)	(310,239)	2,441,506	(725,679)	2,420,634	(2,423,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,168,024	44,275	3,947,579	427,011	3,833,940	(283,481)

LESS: DISTRIBUTIONS (Note 1 AND Note 6):
From net investment income	(152,041)	(144,876)	(712,242)	(647,310)	(261,675)	(288,352)
From net realized gains	(255,970)	(144,658)	(599,236)	(940,798)	(1,181,030)	(2,346,357)
Return of capital	—	—	—	—	(50,042)	—

Total distributions	(408,011)	(289,534)	(1,311,478)	(1,588,108)	(1,492,747)	(2,634,709)

CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	112,645	79,673	2,842,773	2,141,093	400,190	613,725
Dividend reinvestments	404,861	288,420	1,308,897	1,554,070	1,489,768	2,624,447
Cost of shares redeemed	(613,334)	(314,860)	(3,017,004)	(2,489,423)	(1,166,103)	(3,557,284)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(95,828)	53,233	1,134,666	1,205,740	723,855	(319,112)

NET INCREASE (DECREASE) IN NET ASSETS	664,185	(192,026)	3,770,767	44,643	3,065,048	(3,237,302)
NET ASSETS, BEGINNING OF YEAR	10,322,241	10,514,267	33,994,588	33,949,945	19,315,454	22,552,756

NET ASSETS, END OF YEAR	$10,986,426	$10,322,241	$37,765,355	$33,994,588	$22,380,502	$19,315,454

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$4,129	$934	$6,555	$1	$—	$7,933

OTHER INFORMATION:
Capital shares outstanding at beginning of year	1,015,745	1,010,110	3,634,853	3,499,913	1,944,512	1,927,195

Shares issued	10,640	7,846	287,397	222,892	34,593	52,888
Shares issued as reinvestment of dividends	38,991	28,631	135,305	169,780	134,119	254,116
Shares redeemed	(56,715)	(30,842)	(311,444)	(257,732)	(110,147)	(289,687)

Net increase (decrease)	(7,084)	5,635	111,258	134,940	58,565	17,317

Capital shares outstanding at end of year	1,008,661	1,015,745	3,746,111	3,634,853	2,003,077	1,944,512

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Bond Fund		Money Market Fund
2016	2015	2016	2015	2016	2015	2016	2015

$104,078	$98,729	$1,017	$(10,033)	$516,317	$520,531	$58,094	$12,965
412,174	(20,528)	270,864	389,123	7,302	24,964	74	(639)
1,277,008	(404,259)	262,753	(566,969)	175,757	(444,383)	(352)	(456)

1,793,260	(326,058)	534,634	(187,879)	699,376	101,112	57,816	11,870

(97,494)	(88,913)	—	—	(514,533)	(516,749)	(57,671)	(12,646)
(207,653)	—	(22,926)	(590,861)	(16,790)	(30,420)	—	(133)
—	—	—	—	—	—	—	—

(305,147)	(88,913)	(22,926)	(590,861)	(531,323)	(547,169)	(57,671)	(12,779)

12,000	314,771	12,000	446,258	623,685	514,314	10,644,100	4,868,051
305,147	88,913	22,926	590,861	525,768	505,642	57,667	12,779
(329,116)	—	(191,520)	(13,826)	(555,015)	(1,231,549)	(13,264,057)	(5,074,550)

(11,969)	403,684	(156,594)	1,023,293	594,438	(211,593)	(2,562,290)	(193,720)

1,476,144	(11,287)	355,114	244,553	762,491	(657,650)	(2,562,145)	(194,629)
8,966,385	8,977,672	6,528,885	6,284,332	16,464,838	17,122,488	27,922,608	28,117,237

$10,442,529	$8,966,385	$6,883,999	$6,528,885	$17,227,329	$16,464,838	$25,360,463	$27,922,608

$642	$203	$—	$(192)	$6,896	$5,112	$811	$388

784,101	750,457	604,813	518,734	1,701,629	1,722,588	2,653,599	2,671,998

1,017	26,122	1,119	34,146	62,824	51,197	1,011,172	462,572
23,595	7,522	1,959	53,123	52,918	51,742	5,482	1,214
(24,075)	—	(16,485)	(1,190)	(55,840)	(123,898)	(1,260,029)	(482,185)

537	33,644	(13,407)	86,079	59,902	(20,959)	(243,375)	(18,399)

784,638	784,101	591,406	604,813	1,761,531	1,701,629	2,410,224	2,653,599

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2016 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$10.16	$10.41	$12.47	$10.20	$9.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.16	0.15	0.17	0.18	0.14
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.97	(0.10)	1.20	3.04	1.19

Total From Investment Operations	1.13	0.05	1.37	3.22	1.33

Less: Distributions
From Net Investment Income	(0.15)	(0.15)	(0.16)	(0.23)	(0.12)
From Net Realized Gains	(0.25)	(0.15)	(3.27)	(0.72)	(0.36)

Total Distributions	(0.40)	(0.30)	(3.43)	(0.95)	(0.48)

Net Asset Value, End of Year	$10.89	$10.16	$10.41	$12.47	$10.20

Total Return (%)(a)	11.39	0.47	11.21	32.09	14.26
Net Assets End of Year (in millions)	11.0	10.3	10.5	24.5	19.7
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.50	1.40	1.33	1.47	0.96
Ratio of Expenses to Average Net Assets (%)	2.83	2.79	1.13	1.27	1.10
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	1.10
Portfolio Turnover Rate (%)(b)	47.33	14.35	18.87	20.39	19.04

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.
(f)	Includes $0.03 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund					Mid-Cap Equity Index Fund						Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,						Years Ended December 31,
2016	2015	2014	2013	2012	2016		2015	2014	2013	2012	2016	2015	2014	2013	2012
$9.35	$9.70	$12.95	$10.07	$8.83	$9.93		$11.70	$14.49	$11.51	$10.19	$11.44	$11.96	$13.37	$11.34	$9.97

0.20	0.19	0.25	0.22	0.20	0.18		0.18	0.21	0.18	0.18	0.13	0.13	0.15	0.23	0.09
0.89	(0.07)	1.48	2.99	1.22	1.85		(0.43)	1.14	3.63	1.64	2.14	(0.53)	0.51	3.11	1.38

1.09	0.12	1.73	3.21	1.42	2.03		(0.25)	1.35	3.81	1.82	2.27	(0.40)	0.66	3.34	1.47

(0.20)	(0.19)	(0.25)	(0.33)	(0.18)	(0.16	)(f)	(0.17)	(0.20)	(0.17)	(0.15)	(0.13)	(0.12)	(0.11)	(0.24)	(0.10)
(0.16)	(0.28)	(4.73)	—	—	(0.63)		(1.35)	(3.94)	(0.66)	(0.35)	(0.27)	—	(1.96)	(1.07)	—

(0.36)	(0.47)	(4.98)	(0.33)	(0.18)	(0.79)		(1.52)	(4.14)	(0.83)	(0.50)	(0.40)	(0.12)	(2.07)	(1.31)	(0.10)

$10.08	$9.35	$9.70	$12.95	$10.07	$11.17		$9.93	$11.70	$14.49	$11.51	$13.31	$11.44	$11.96	$13.37	$11.34

11.83	1.34	13.52	32.15	16.07	20.56		(2.31)	9.66	33.35	17.89	19.97	(3.48)	5.20	29.64	14.79
37.8	34.0	33.9	88.5	63.5	22.4		19.3	22.6	50.3	38.3	10.4	9.0	9.0	14.5	8.3
2.06	1.96	1.88	1.95	2.15	1.66		1.49	1.35	1.32	1.61	1.12	1.08	0.99	1.76	1.16
1.55	1.63	0.58	0.59	0.64	1.65		1.57	0.59	0.63	0.70	2.30	2.35	1.36	1.43	1.43
0.125	0.125	0.12	0.12	0.12	0.125		0.125	0.12	0.13	0.12	0.85	0.85	0.85	0.85	1.43
11.49	5.62	13.69	4.18	5.91	35.13		26.53	19.87	17.32	17.38	34.54	20.16	38.80	52.76	23.22

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$10.79	$12.11	$14.35	$10.89	$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	—	(0.02)	(0.01)	0.03	(0.01)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.89	(0.24)	0.78	4.46	0.54

Total From Investment Operations	0.89	(0.26)	0.77	4.49	0.53

Less: Distributions
From Net Investment Income	—	—	—	(0.01)	—
From Net Realized Gains	(0.04)	(1.06)	(3.01)	(1.02)	(0.46)

Total Distributions	(0.04)	(1.06)	(3.01)	(1.03)	(0.46)

Net Asset Value, End of Year	$11.64	$10.79	$12.11	$14.35	$10.89

Total Return (%)(a)	8.19	(2.31)	5.85	41.25	5.04
Net Assets End of Year (in millions)	6.9	6.5	6.3	11.1	7.1
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.02	(0.15)	(0.12)	0.20	(0.61)
Ratio of Expenses to Average Net Assets (%)	2.39	2.51	1.39	1.50	1.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.85	0.85	0.85	1.44
Portfolio Turnover Rate (%)(b)	54.20	65.84	64.02	54.18	62.54

(a)	Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.
(f)	Includes $0.03 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Bond Fund					Money Market Fund
Years Ended December 31,					Years Ended December 31,
2016	2015	2014	2013	2012	2016		2015		2014		2013		2012
$9.68	$9.94	$9.85	$10.55	$10.40	$10.52		$10.52		$10.52		$10.52		$10.52

0.30	0.31	0.49	0.34	0.28	0.02		—	(d)	—	(d)	—	(d)	—	(d)
0.11	(0.25)	0.16	(0.47)	0.17	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

0.41	0.06	0.65	(0.13)	0.45	0.02		—		—		—		—

(0.30)	(0.30)	(0.49)	(0.38)	(0.27)	(0.02)		—	(d)	—	(d)	—	(d)	—	(d)
(0.01)	(0.02)	(0.07)	(0.19)	(0.03)	—		—	(d)	—		—	(d)	—	(d)

(0.31)	(0.32)	(0.56)	(0.57)	(0.30)	(0.02)		—		—		—		—

$9.78	$9.68	$9.94	$9.85	$10.55	$10.52		$10.52		$10.52		$10.52		$10.52

4.25	0.58	6.60	(1.24)	4.30	0.21		0.04		0.02		0.02		0.04
17.2	16.5	17.1	82.0	87.7	25.4		27.9		28.1		35.2		33.4
3.02	3.03	3.53	3.32	2.73	0.21		0.04		0.02		0.02		0.03
1.93	1.95	0.88	0.91	1.03	1.44		1.42		0.64		0.65		0.73
0.45	0.45	0.45	0.45	1.03	0.20	(e)	0.11	(c)	0.08	(c)	0.08	(c)	0.09	(c)
13.13	16.02	17.83	26.19	20.39	NA		NA		NA		NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At December 31, 2016, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2016, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note 1 below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2016:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$5,939,516	—	—		$5,939,516
Common Stock-Active	$4,554,472	—	$8,550	(1)	$4,563,022
Short-Term Debt Securities-Indexed	—	$99,884	—		$99,884
Warrants-Active	$584	—	—		$584

	$10,494,572	$99,884	$8,550		$10,603,006

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Equity Index Fund
Common Stock	$37,201,197	—	—		$37,201,197
Short-Term Debt Securities	—	$99,983	—		$99,983

	$37,201,197	$99,983	—		$37,301,180
Mid-Cap Equity Index Fund
Common Stock	$22,342,224	—	—		$22,342,224
Small Cap Value Fund
Common Stock	$10,162,197	—	$76,700	(1)	$10,238,897
Warrants	$5,214	—	—		$5,214

	$10,167,411	—	$76,700		$10,244,111
Small Cap Growth Fund
Common Stock	$6,814,285	—	—		$6,814,285
Bond Fund
U.S. Government Debt	—	$2,652,189	—		$2,652,189
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,794,709	—		$4,794,709
Long-Term Corporate Debt	—	$9,620,322	—		$9,620,322

	—	$17,067,220	—		$17,067,220
Money Market Fund
U.S. Government Debt	—	$5,697,873	—		$5,697,873
U.S. Government Agency Short-Term Debt	—	$5,139,403	—		$5,139,403
Commercial Paper	—	$14,469,217	—		$14,469,217

	—	$25,306,493	—		$25,306,493
Other Financial Instruments:*

All America Fund	$(3,150)	—	—		$(3,150)
Equity Index Fund	$(5,000)	—	—		$(5,000)

*	Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)	Includes security issued by Xura, Inc. included in “Other Securities” in the Information Technology section of the active asset segment of the All America Fund portfolio and in a similar section of the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2016
	Balance December 31, 2015	Change in Unrealized Gains (Losses)	Transfers Into Level 3(a)	Transfers Out of Level 3	Balance December 31, 2016	Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2016 Included in Statements of Operation
All America Fund	—	—	$8,550	—	$8,550	$948
Small Cap Value Fund	—	—	$76,700	—	$76,700	$8,172

(a)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2016, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund purchased futures contracts with total principal amounts of $7,420,601, $891,955 and $338,550, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At December 31, 2016, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2016, management has evaluated the tax positions taken on the Funds’ tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2016, the Money Market Fund had a capital loss carry forward of $661 to offset net realized capital gains generated after December 31, 2016.

The Bond Fund recognized post-October 2016 capital losses of $9,286, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2016, the Adviser’s fee for the Money Market Fund ranged from .16% to .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2017 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. As a result, during the year ended December 31, 2016, all of the Money Market Fund’s non-advisory operating expenses and a portion of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2016 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$4,869,714	$5,705,594	$7,071,594	$3,091,913

Proceeds from sales of investments	$5,479,036	$3,914,431	$7,435,746	$3,119,370

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,404,455	$428,082	—

Proceeds from sales of investments	$3,473,305	$893,875	—

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

3.	INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	$2,399,263	—

Proceeds from sales of investments	—	$1,326,666	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $362,533,057; net proceeds from sales were $365,243,222.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2016 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,284,774	$8,979,194	$5,583,306	$2,647,805
Unrealized Depreciation	(390,205)	(1,297,157)	(1,053,789)	(335,858)

Net	$1,894,569	$7,682,037	$4,529,517	$2,311,947

Tax Cost of Investments	$8,708,437	$29,619,143	$17,812,707	$7,932,164

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,231,723	$354,858	$63
Unrealized Depreciation	(415,620)	(165,191)	0

Net	$816,103	$189,667	$63

Tax Cost of Investments	$5,998,182	$16,877,553	$25,306,430

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2016, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2016, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	36%
Small Cap Growth Fund	53%
Bond Fund	0%
Money Market Fund	7%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at December 31, 2016 were as follows:

All America Fund: four shareholders owning 34%, 15%, 11% and 10%, respectively.

Equity Index Fund: five shareholders owning 17%, 14%, 14%, 13% and 9%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 28%, 23%, 11% and 5%, respectively.

Small Cap Value Fund: three shareholders owning 29%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 20% and 11%, respectively.

Bond Fund: four shareholders owning 32%, 17%, 12% and 5%, respectively.

Money Market Fund: seven shareholders owning 8%, 8%, 7%, 7%, 6%, 5% and 5%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 28 2016, ordinary dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth Fund. Additionally, remaining required distributions relating to 2015 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 9, 2016. No such distributions were required for the Small Cap Value Fund and the Small Cap Growth Fund. On December 29, 2016, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2016 and 2015 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2016 and 2015 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2016	$155,182	$789,204	$322,110	$113,641
2015	$144,876	$647,310	$288,352	$88,913
Long-Term Capital Gains
2016	$252,829	$522,274	$1,120,595	$191,506
2015	$144,658	$940,798	$2,346,357	$0
Return of Capital
2016	$0	$0	$50,042	$0
2015	$0	$0	$0	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2016	$0	$519,551	$57,671
2015	$0	$532,483	$12,779
Long-Term Capital Gains
2016	$22,926	$11,772	$0
2015	$584,635	$14,686	$0
Return of Capital
2016	$0	$0	$0
2015	$6,226	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2016, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$39,368	$33,967	$0	$27,992
Accumulated undistributed realized gain (loss) on investments and futures contracts	$1,104,656	$800,587	$0	$97,601
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,894,569	$7,682,037	$4,529,517	$2,311,947

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$6,896	$811
Accumulated undistributed realized gain (loss) on investments and futures contracts	$147,016	$8,402	$(661)
Net unrealized appreciation (depreciation) of investments and futures contracts	$816,103	$189,667	$63

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the year ended December 31, 2016, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, return of capital, net operating losses, corporate actions and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the year ended December 31, 2016, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(2,091)	$694	$(80,010)	$(6,145)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$2,091	$(694)	$80,007	$18,246

Paid in capital	$0	$0	$3	$(12,101)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$(825)	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	$(1,240)	$0	$0

Paid in capital	$2,065	$0	$0

7.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also promote effective liquidity risk management across the open-end fund industry and enhance disclosure regarding fund liquidity and redemption practices. The compliance date of these rules is generally December 1, 2018. Management is currently evaluating the impact and implications of the updates, which have not yet been determined.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2016

In December 2016, the Financial Accounting Standards Board released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and the related disclosures. At this point, the impact on the financial statements and related disclosures has not yet been determined.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors

of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the “Funds”)), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 27, 2017

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 69	Since May 2008	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 53	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation

John W. Sibal, age 64	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Treasurer and Director, Friends of Nord, Inc.; Mutual of America Investment Corporation

Margaret M. Smyth, age 53	Since April 2011	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Etsy, Inc.; Director, Concern Worldwide, USA.; Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Director, National Grid USA; Mutual of America Investment Corporation

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Patrick J. Waide, Jr., age 79	Since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation

William E. Whiston, age 62	Since April 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 67	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; prior thereto Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Executive Vice President, Chief Financial Officer and Treasurer, age 55	Since April 2013	Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 51	Since April 2013	Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013	None

Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 56	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

John J. Corrigan, Executive Vice President and Internal Auditor, age 57	Since February 2008	Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company; prior thereto Senior Vice President and Internal Auditor, Mutual of America; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 60	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of December 31, 2016. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds’ dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 92.54%, 92.60%, 78.16% and 75.39%, respectively, of the Funds’ ordinary income qualifies for the corporate dividends received deduction.

In 2016, the following amounts of the Institutional Funds’ long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$252,829	$522,274	$1,120,595	$191,506

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$22,926	$11,772	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. (“Institutional Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Institutional Funds’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a) (3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

     2016: $144,000

     2015: $126,000

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Advance Auto Parts, Inc.	21	3,552
Amazon.com, Inc.*	115	86,235
AutoNation, Inc.*	19	924
AutoZone, Inc.*	8	6,318
Bed Bath & Beyond, Inc.	44	1,788
Best Buy Co., Inc.	80	3,414
BorgWarner, Inc.	58	2,288
CarMax, Inc.*	55	3,541
Carnival Corp.	121	6,299
CBS Corp. Cl B	113	7,189
Charter Communications, Inc. Cl A*	63	18,139
Chipotle Mexican Grill, Inc.*	8	3,019
Coach, Inc.	80	2,802
Comcast Corp. Cl A	691	47,714
D.R. Horton, Inc.	98	2,678
Darden Restaurants, Inc.	36	2,618
Delphi Automotive PLC	78	5,253
Discovery Communications, Inc. Cl A*	44	1,206
Discovery Communications, Inc. Cl C*	64	1,714
Disney (Walt) Co.	426	44,398
Dollar General Corp.	73	5,407
Dollar Tree, Inc.*	69	5,325
Expedia, Inc.	35	3,965
Foot Locker, Inc.	39	2,765
Ford Motor Co.	1,127	13,671
Gap, Inc.	63	1,414
Garmin Ltd.	33	1,600
General Motors Co.	401	13,971
Genuine Parts Co.	43	4,108
Goodyear Tire & Rubber Co.	75	2,315
H&R Block, Inc.	61	1,402
Hanesbrands, Inc.	109	2,351
Harley-Davidson, Inc.	51	2,975
Harman Int’l. Industries, Inc.	20	2,223
Hasbro, Inc.	33	2,567
Home Depot, Inc.	353	47,330
Interpublic Group of Cos., Inc.	115	2,692
Kohl’s Corp.	51	2,518
L Brands, Inc.	69	4,543
Leggett & Platt, Inc.	39	1,906
Lennar Corp. Cl A	57	2,447
LKQ Corp.*	89	2,728
Lowe’s Cos., Inc.	253	17,993
Macy’s, Inc.	88	3,151
Marriott International, Inc. Cl A	93	7,689
Mattel, Inc.	99	2,727
McDonald’s Corp.	241	29,335
Michael Kors Hldgs. Ltd.*	47	2,020
Mohawk Industries, Inc.*	18	3,594
Netflix, Inc.*	124	15,351
Newell Brands, Inc.	140	6,251
News Corp. Cl A	111	1,272
News Corp. Cl B	35	413
NIKE, Inc. Cl B	388	19,722
Nordstrom, Inc.	33	1,582
Omnicom Group, Inc.	68	5,787
O’Reilly Automotive, Inc.*	27	7,517

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Priceline Group Inc.*	14	20,525
PulteGroup, Inc.	86	1,581
PVH Corp.	23	2,076
Ralph Lauren Corp.	16	1,445
Ross Stores, Inc.	115	7,544
Royal Caribbean Cruises Ltd.	49	4,020
Scripps Networks Interactive, Inc. Cl A	28	1,998
Signet Jewelers Ltd.	20	1,885
Staples, Inc.	187	1,692
Starbucks Corp.	420	23,318
Target Corp.	162	11,701
TEGNA, Inc.	63	1,348
Tiffany & Co.	31	2,400
Time Warner, Inc.	224	21,623
TJX Cos., Inc.	188	14,124
Tractor Supply Co.	38	2,881
TripAdvisor, Inc.*	33	1,530
Twenty-First Century Fox, Inc. Cl A	308	8,636
Twenty-First Century Fox, Inc. Cl B	142	3,870
Ulta Salon, Cosmetics & Fragrances, Inc.*	17	4,334
Under Armour, Inc. Cl A*	53	1,540
Under Armour, Inc. Cl C*	53	1,334
Urban Outfitters, Inc.*	25	712
V.F. Corp.	96	5,122
Viacom, Inc. Cl B	100	3,510
Whirlpool Corp.	22	3,999
Wyndham Worldwide Corp.	31	2,367
Wynn Resorts Ltd.	23	1,990
Yum! Brands, Inc.	101	6,396

		671,217

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	565	38,205
Archer-Daniels-Midland Co.	167	7,624
Brown-Forman Corp. Cl B	53	2,381
Campbell Soup Co.	56	3,386
Church & Dwight Co., Inc.	74	3,270
Clorox Co.	37	4,441
Coca-Cola Co.	1,122	46,518
Colgate-Palmolive Co.	257	16,818
Conagra Brands, Inc.	119	4,706
Constellation Brands, Inc. Cl A	51	7,819
Costco Wholesale Corp.	127	20,334
Coty, Inc. Cl A	135	2,472
CVS Health Corp.	309	24,383
Dr. Pepper Snapple Group, Inc.	53	4,806
Estee Lauder Cos., Inc. Cl A	64	4,895
General Mills, Inc.	172	10,624
Hershey Co.	40	4,137
Hormel Foods Corp.	78	2,715
J.M. Smucker Co.	34	4,354
Kellogg Co.	73	5,381
Kimberly-Clark Corp.	104	11,868
Kraft Heinz Co.	173	15,106
Kroger Co.	271	9,352
McCormick & Co., Inc.	33	3,080
Mead Johnson Nutrition Co.	53	3,750
Molson Coors Brewing Co. Cl B	53	5,157
Mondelez International, Inc. Cl A	447	19,816
Monster Beverage Corp.*	116	5,143
PepsiCo, Inc.	416	43,526
Philip Morris Int’l., Inc.	450	41,171

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Proctor & Gamble Co.	771	64,826
Reynolds American, Inc.	240	13,450
Sysco Corp.	146	8,084
Tyson Foods, Inc. Cl A	84	5,181
Walgreens Boots Alliance, Inc.	248	20,524
Wal-Mart Stores, Inc.	436	30,136
Whole Foods Market, Inc.	92	2,830

		522,269

ENERGY (3.8%)
Anadarko Petroleum Corp.	161	11,227
Apache Corp.	110	6,982
Baker Hughes, Inc.	123	7,991
Cabot Oil & Gas Corp.	133	3,107
Chesapeake Energy Corp.*	213	1,495
Chevron Corp.	547	64,382
Cimarex Energy Co.	27	3,669
Concho Resources, Inc.*	42	5,569
ConocoPhillips	359	18,000
Devon Energy Corp.	151	6,896
EOG Resources, Inc.	168	16,985
EQT Corp.	50	3,270
Exxon Mobil Corp.	1,202	108,490
FMC Technologies, Inc.*	66	2,345
Halliburton Co.	250	13,523
Helmerich & Payne, Inc.	31	2,399
Hess Corp.	77	4,796
Kinder Morgan, Inc.	559	11,577
Marathon Oil Corp.	244	4,224
Marathon Petroleum Corp.	154	7,754
Murphy Oil Corp.	47	1,463
National Oilwell Varco, Inc.	110	4,118
Newfield Exploration Co.*	57	2,309
Noble Energy, Inc.	124	4,719
Occidental Petroleum Corp.	221	15,742
ONEOK, Inc.	61	3,502
Phillips 66	128	11,060
Pioneer Natural Resources Co.	49	8,823
Range Resources Corp.	54	1,855
Schlumberger Ltd.	405	34,000
Southwestern Energy Co.*	140	1,515
Spectra Energy Corp.	203	8,341
Tesoro Corp.	34	2,973
Transocean Ltd.*	114	1,680
Valero Energy Corp.	131	8,950
Williams Cos., Inc.	196	6,103

		421,834

FINANCIALS (10.8%)
Affiliated Managers Group, Inc.*	16	2,325
Aflac, Inc.	118	8,213
Allstate Corp.	106	7,857
American Express Co.	221	16,372
American Int’l. Group, Inc.	283	18,483
Ameriprise Financial, Inc.	46	5,103
Aon PLC	76	8,476
Assurant, Inc.	16	1,486
Bank of America Corp.	2,915	64,422
Bank of New York Mellon Corp.	307	14,546
BB&T Corp.	235	11,050
Berkshire Hathaway, Inc. Cl B*	551	89,802
BlackRock, Inc.	35	13,319
Capital One Financial Corp.	138	12,039

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Charles Schwab Corp.	349	13,775
Chubb Ltd.	136	17,908
Cincinnati Financial Corp.	43	3,257
Citigroup, Inc.	821	48,792
Citizens Financial Group, Inc.	148	5,273
CME Group, Inc.	101	11,650
Comerica, Inc.	50	3,406
Discover Financial Svcs.	114	8,218
E*Trade Financial Corp.*	79	2,737
Fifth Third Bancorp	219	5,906
Franklin Resources, Inc.	101	3,998
Gallagher (Arthur J.) & Co.	51	2,650
Goldman Sachs Group, Inc.	107	25,621
Hartford Financial Svcs. Group, Inc.	109	5,194
Huntington Bancshares, Inc.	313	4,138
Intercontinental Exchange, Inc.	173	9,761
Invesco Ltd.	119	3,610
iShares Core S&P 500 ETF	1,625	365,604
JPMorgan Chase & Co.	1,036	89,396
KeyCorp	313	5,719
Leucadia National Corp.	94	2,186
Lincoln National Corp.	67	4,440
Loews Corp.	80	3,746
M&T Bank Corp.	45	7,039
Marsh & McLennan Cos., Inc.	149	10,071
MetLife, Inc.	318	17,137
Moody’s Corp.	48	4,525
Morgan Stanley	416	17,576
Nasdaq, Inc.	33	2,215
Navient Corp.	88	1,446
Northern Trust Corp.	62	5,521
People’s United Financial, Inc.	90	1,742
PNC Financial Svcs. Grp., Inc.	140	16,374
Principal Financial Grp., Inc.	77	4,455
Progressive Corp.	168	5,964
Prudential Financial, Inc.	124	12,903
Regions Financial Corp.	357	5,127
S&P Global, Inc.	75	8,066
State Street Corp.	105	8,161
SunTrust Banks, Inc.	142	7,789
Synchrony Financial	228	8,270
T. Rowe Price Group, Inc.	71	5,343
Torchmark Corp.	32	2,360
Travelers Cos., Inc.	82	10,038
U.S. Bancorp	463	23,784
Unum Group	67	2,943
Wells Fargo & Co.	1,308	72,084
Willis Towers Watson PLC	38	4,619
XL Group Ltd.	78	2,906
Zions Bancorporation	59	2,539

		1,191,475

HEALTH CARE (6.9%)
Abbott Laboratories	424	16,286
AbbVie, Inc.	468	29,306
Aetna, Inc.	101	12,525
Agilent Technologies, Inc.	94	4,283
Alexion Pharmaceuticals, Inc.*	65	7,953
Allergan PLC*	107	22,402
AmerisourceBergen Corp.	48	3,753
Amgen, Inc.	215	31,435
Anthem, Inc.	76	10,927

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Bard (C.R.), Inc.	21	4,718
Baxter International, Inc.	141	6,252
Becton, Dickinson & Co.	61	10,099
BIOGEN, Inc.*	63	17,866
Boston Scientific Corp.*	393	8,501
Bristol-Myers Squibb Co.	480	28,051
Cardinal Health, Inc.	91	6,549
Celgene Corp.*	223	25,812
Centene Corp.*	49	2,769
Cerner Corp.*	86	4,074
CIGNA Corp.	74	9,871
Cooper Companies, Inc.	14	2,449
Danaher Corp.	175	13,622
DaVita Inc Inc.*	46	2,953
DENTSPLY SIRONA, Inc.	66	3,810
Edwards Lifesciences Corp.*	61	5,716
Endo International PLC*	57	939
Envision Healthcare Corp.*	34	2,152
Express Scripts Hldg. Co.*	177	12,176
Gilead Sciences, Inc.	379	27,140
HCA Hldgs., Inc.*	85	6,292
Hologic, Inc.*	80	3,210
Humana, Inc.	43	8,773
Illumina, Inc.*	42	5,378
Intuitive Surgical, Inc.*	11	6,976
Johnson & Johnson	784	90,325
Laboratory Corp. of America Hldgs.*	30	3,851
Lilly (Eli) & Co.	280	20,594
Mallinckrodt PLC*	30	1,495
McKesson Corp.	65	9,129
Medtronic PLC	395	28,136
Merck & Co., Inc.	799	47,037
Mettler-Toledo Int’l., Inc.*	8	3,348
Mylan NV*	133	5,074
Patterson Cos., Inc.	24	985
PerkinElmer, Inc.	32	1,669
Perrigo Co. PLC	41	3,412
Pfizer, Inc.	1,750	56,840
Quest Diagnostics, Inc.	40	3,676
Regeneron Pharmaceuticals, Inc.*	22	8,076
Schein (Henry), Inc.*	23	3,489
St. Jude Medical, Inc.	83	6,656
Stryker Corp.	90	10,783
Thermo Fisher Scientific, Inc.	114	16,085
UnitedHealth Group, Inc.	276	44,171
Universal Health Svcs., Inc. Cl B	26	2,766
Varian Medical Systems, Inc.*	27	2,424
Vertex Pharmaceuticals, Inc.*	71	5,231
Waters Corp.*	23	3,091
Zimmer Biomet Hldgs., Inc.	58	5,986
Zoetis, Inc.	143	7,655

		757,002

INDUSTRIALS (5.2%)
3M Co.	174	31,071
Acuity Brands, Inc.	13	3,001
Alaska Air Group, Inc.	36	3,194
Allegion PLC	28	1,792
American Airlines Group, Inc.	150	7,004
AMETEK, Inc.	67	3,256
Arconic, Inc.	127	2,355
Boeing Co.	167	25,999

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Caterpillar, Inc.	169	15,673
Cintas Corp.	26	3,005
CSX Corp.	271	9,737
Cummins, Inc.	45	6,150
Deere & Co.	84	8,655
Delta Air Lines, Inc.	213	10,477
Dover Corp.	45	3,372
Dun & Bradstreet Corp.	11	1,335
Eaton Corp. PLC	131	8,789
Emerson Electric Co.	185	10,314
Equifax, Inc.	34	4,020
Expeditors Int’l. of Wash.	52	2,754
Fastenal Co.	84	3,946
FedEx Corp.	70	13,034
Flowserve Corp.	38	1,826
Fluor Corp.	40	2,101
Fortive Corp.	87	4,666
Fortune Brands Home & Security, Inc.	45	2,406
General Dynamics Corp.	83	14,331
General Electric Co.	2,557	80,801
Grainger (W.W.), Inc.	16	3,716
Honeywell International, Inc.	220	25,487
Hunt (J.B.) Transport Svcs., Inc.	25	2,427
Illinois Tool Works, Inc.	91	11,144
Ingersoll-Rand PLC	75	5,628
Jacobs Engineering Group, Inc.*	35	1,995
Johnson Controls Int’l. PLC	271	11,162
Kansas City Southern	31	2,630
L3 Technologies, Inc. Inc.	22	3,346
Lockheed Martin Corp.	74	18,496
Masco Corp.	95	3,004
Nielsen Hldgs. PLC	97	4,069
Norfolk Southern Corp.	85	9,186
Northrop Grumman Corp.	51	11,862
PACCAR, Inc.	101	6,454
Parker Hannifin Corp.	39	5,460
Pentair PLC	48	2,691
Pitney Bowes, Inc.	54	820
Quanta Services, Inc.*	44	1,533
Raytheon Co.	85	12,070
Republic Services, Inc.	67	3,822
Robert Half Int’l., Inc.	37	1,805
Robinson (C.H.) Worldwide, Inc.	41	3,004
Rockwell Automation, Inc.	37	4,973
Rockwell Collins, Inc.	38	3,525
Roper Technologies, Inc.	29	5,309
Ryder System, Inc.	16	1,191
Snap-on, Inc.	17	2,912
Southwest Airlines Co.	178	8,872
Stanley Black & Decker, Inc.	43	4,932
Stericycle, Inc.*	25	1,926
Textron, Inc.	78	3,788
TransDigm Group, Inc.	14	3,485
Union Pacific Corp.	239	24,780
United Continental Hldgs., Inc*	83	6,049
United Parcel Service, Inc. Cl B	199	22,813
United Rentals, Inc.*	24	2,534
United Technologies Corp.	221	24,226
Verisk Analytics, Inc. Cl A*	45	3,653
Waste Management, Inc.	118	8,367
Xylem, Inc.	52	2,575

		572,785

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

INFORMATION TECHNOLOGY (10.5%)
Accenture Ltd. Cl A	179	20,966
Activision Blizzard, Inc.	197	7,114
Adobe Systems, Inc.*	144	14,825
Akamai Technologies, Inc.*	50	3,334
Alliance Data Systems Corp.	17	3,885
Alphabet, Inc. Cl A*	86	68,151
Alphabet, Inc. Cl C*	86	66,377
Amphenol Corp. Cl A	89	5,981
Analog Devices, Inc.	89	6,463
Apple, Inc.	1,541	178,474
Applied Materials, Inc.	314	10,133
Autodesk, Inc.*	56	4,145
Automatic Data Processing, Inc.	130	13,361
Broadcom Ltd.	115	20,329
CA, Inc.	91	2,891
Cisco Systems, Inc.	1,447	43,728
Citrix Systems, Inc.*	45	4,019
Cognizant Technology Solutions*	175	9,805
Corning, Inc.	275	6,674
CSRA, Inc.	42	1,337
eBay, Inc.*	300	8,907
Electronic Arts, Inc.*	86	6,773
F5 Networks, Inc.*	19	2,750
Facebook, Inc. Cl A*	677	77,889
Fidelity Nat’l. Information Svcs., Inc.	94	7,110
First Solar, Inc.*	23	738
Fiserv, Inc.*	63	6,696
FLIR Systems, Inc.	39	1,411
Global Payments, Inc.	44	3,054
Harris Corp.	36	3,689
Hewlett Packard Enterprise Co.	482	11,153
HP, Inc.	495	7,346
Intel Corp.	1,373	49,799
Int’l. Business Machines Corp.	250	41,498
Intuit, Inc.	71	8,137
Juniper Networks, Inc.	110	3,109
KLA-Tencor Corp.	45	3,541
Lam Research Corp.	47	4,969
Linear Technology Corp.	69	4,302
MasterCard, Inc. Cl A	274	28,291
Microchip Technology, Inc.	63	4,041
Micron Technology, Inc.*	299	6,554
Microsoft Corp.	2,260	140,431
Motorola Solutions, Inc.	48	3,979
NetApp, Inc.	79	2,786
NVIDIA Corp.	156	16,651
Oracle Corp.	870	33,452
Paychex, Inc.	93	5,662
PayPal Hldgs., Inc.*	325	12,828
Qorvo, Inc.*	37	1,951
QUALCOMM, Inc.	427	27,840
Red Hat, Inc.*	51	3,555
Salesforce.com, inc.*	185	12,665
Seagate Technology PLC	85	3,244
Skyworks Solutions, Inc.	54	4,032
Symantec Corp.	180	4,300
TE Connectivity Ltd.	103	7,136
Teradata Corp.*	37	1,005
Texas Instruments, Inc.	289	21,088

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Total System Services, Inc.	48	2,353
VeriSign, Inc.*	26	1,978
Visa, Inc. Cl A	538	41,975
Western Digital Corp.	82	5,572
Western Union Co.	140	3,041
Xerox Corp.	248	2,165
Xilinx, Inc.	73	4,407
Yahoo!, Inc.*	252	9,745

		1,157,590

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	63	9,061
Albemarle Corp.	33	2,841
Avery Dennison Corp.	26	1,826
Ball Corp.	51	3,829
CF Industries Hldgs., Inc.	69	2,172
Dow Chemical Co.	328	18,768
Du Pont (E.I.) de Nemours & Co.	253	18,570
Eastman Chemical Co.	43	3,234
Ecolab, Inc.	76	8,909
FMC Corp.	39	2,206
Freeport-McMoRan Copper & Gold, Inc.*	362	4,775
International Paper Co.	119	6,314
Int’l. Flavors & Fragrances, Inc.	23	2,710
LyondellBasell Inds. NV Cl A	97	8,321
Martin Marietta Materials, Inc.	18	3,988
Monsanto Co.	127	13,362
Newmont Mining Corp.	152	5,179
Nucor Corp.	93	5,535
PPG Industries, Inc.	77	7,297
Praxair, Inc.	83	9,727
Sealed Air Corp.	56	2,539
Sherwin-Williams Co.	23	6,181
The Mosaic Co.	103	3,021
Vulcan Materials Co.	39	4,881
WestRock Co.	72	3,655

		158,901

REAL ESTATE (1.5%)
American Tower Corp.	123	12,999
Apartment Investment & Management Co. Cl A	45	2,045
AvalonBay Communities, Inc.	40	7,086
Boston Properties, Inc.	45	5,660
CBRE Group, Inc.*	87	2,740
Crown Castle Int’l. Corp.	104	9,024
Digital Realty Trust, Inc.	46	4,520
Equinix, Inc.	20	7,148
Equity Residential	106	6,822
Essex Property Trust, Inc.	19	4,418
Extra Space Storage, Inc.	36	2,781
Federal Realty Investment Trust	21	2,984
General Growth Pptys., Inc.	169	4,222
HCP, Inc.	135	4,012
Host Hotels & Resorts, Inc.	214	4,032
Iron Mountain, Inc.	71	2,306
Kimco Realty Corp.	123	3,095
Mid-America Apt. Communities, Inc.	33	3,231
ProLogis, Inc.	153	8,077
Public Storage	43	9,611
Realty Income Corp.	75	4,311
Simon Property Group, Inc.	91	16,168
SL Green Realty Corp	29	3,119
The Macerich Co.	35	2,479

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

UDR, Inc.	77	2,809
Ventas, Inc.	103	6,440
Vornado Realty Trust	50	5,219
Welltower, Inc.	105	7,028
Weyerhaeuser Co.	216	6,505

		160,891

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	1,780	75,703
CenturyLink, Inc.	159	3,781
Frontier Communications Corp.	336	1,136
Level 3 Communications, Inc.*	84	4,734
Verizon Communications, Inc.	1,181	63,042

		148,396

UTILITIES (1.6%)
AES Corp.	192	2,231
Alliant Energy Corp.	66	2,501
Ameren Corp.	70	3,672
American Electric Power Co., Inc.	143	9,003
American Water Works Co., Inc.	51	3,690
CenterPoint Energy, Inc.	125	3,080
CMS Energy Corp.	81	3,371
Consolidated Edison, Inc.	88	6,484
Dominion Resources, Inc.	182	13,939
DTE Energy Co.	52	5,123
Duke Energy Corp.	200	15,524
Edison International	95	6,839
Entergy Corp.	52	3,820
Eversource Energy	92	5,081
Exelon Corp.	267	9,476
FirstEnergy Corp.	123	3,809
NextEra Energy, Inc.	135	16,127
NiSource, Inc.	94	2,081
NRG Energy, Inc.	90	1,103
PG&E Corp.	146	8,872
Pinnacle West Capital Corp.	32	2,497
PPL Corp.	198	6,742
Public Svc. Enterprise Group, Inc.	147	6,450
SCANA Corp.	41	3,004
Sempra Energy	73	7,347
Southern Co.	284	13,970
WEC Energy Group, Inc.	91	5,337
Xcel Energy, Inc.	147	5,983

		177,156

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,441,072) 54.1%		5,939,516

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.51	03/23/17	100,000	99,884

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $99,884) 0.9%					99,884

TOTAL INDEXED ASSETS (Cost: $4,540,956) 55.0%					6,039,400

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.0%)
AutoZone, Inc.*	29	22,904
Bassett Furniture Industries, Inc.	388	11,795
Belmond Ltd.*	805	10,747
Bloomin’ Brands, Inc.	587	10,584
BorgWarner, Inc.	448	17,669
Bright Horizons Family Solutions, Inc.*	50	3,501
Cooper Tire & Rubber Co.	230	8,936
CST Brands, Inc.	1,234	59,418
Dick’s Sporting Goods, Inc.	142	7,540
Dillard’s, Inc. Cl A	20	1,254
Dollar Tree, Inc.*	101	7,795
Drew Industries, Inc.	68	7,327
Eros International PLC*	472	6,160
Five Below, Inc.*	315	12,587
Haverty Furniture Cos., Inc.	641	15,192
Houghton Mifflin Harcourt Co.*	1,726	18,727
HSN, Inc.	174	5,968
Intrawest Resorts Hldgs., Inc.*	562	10,032
Liberty Interactive Corp. Ser. A QVC Group*	465	9,290
Lions Gate Entertainment Corp. Cl A	704	18,937
Lions Gate Entertainment Corp. Cl B*	705	17,301
Lithia Motors, Inc. Cl A	225	21,787
Macy’s, Inc.	99	3,545
MSG Networks, Inc.*	326	7,009
NVR, Inc.*	5	8,345
Panera Bread Co. Cl A*	229	46,966
Popeyes Louisiana Kitchen, Inc.*	65	3,931
Ralph Lauren Corp.	200	18,064
Red Robin Gourmet Burgers, Inc.*	210	11,844
Scripps Networks Interactive, Inc. Cl A	132	9,421
Select Comfort Corp.*	1,336	30,221
Steve Madden Ltd.*	247	8,830
Taylor Morrison Home Corp. Cl A*	99	1,907
Thor Industries, Inc.	249	24,912
Tractor Supply Co.	230	17,436
TripAdvisor, Inc.*	63	2,921
Unifi, Inc.*	336	10,964
Vista Outdoor, Inc.*	735	27,122
Wiley (John) & Sons, Inc. Cl A	103	5,614

		544,503

CONSUMER STAPLES (1.6%)
Cal-Maine Foods, Inc.	261	11,530
Church & Dwight Co., Inc.	446	19,709
Constellation Brands, Inc. Cl A	119	18,244
Crimson Wine Group Ltd.*	1,434	13,437
Edgewell Personal Care Co.*	58	4,233
Energizer Hldgs., Inc.	58	2,587
Farmer Brothers Co.*	173	6,349
Ingredion, Inc.	71	8,872
J.M. Smucker Co.	197	25,228
Orchids Paper Products Co.	42	1,100
Vector Group Ltd.	985	22,399
Village Super Market, Inc. Cl A	720	22,248
WD-40 Co.	144	16,834

		172,770

ENERGY (2.3%)
Abraxas Petroleum Corp.*	1,564	4,019
Atwood Oceanics, Inc.	484	6,355
Baker Hughes, Inc.	135	8,771

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Carrizo Oil and Gas, Inc.*	163	6,088
Cheniere Energy, Inc.*	285	11,807
Continental Resources, Inc.*	456	23,502
CrossAmerica Partners LP	204	5,139
FMC Technologies, Inc.*	328	11,654
Gulfport Energy Corp.*	1,158	25,059
Hess Corp.	110	6,852
Matador Resources Co.*	334	8,604
Matrix Service Co.*	144	3,269
MPLX LP	125	4,328
Nabors Industries Ltd.	934	15,317
Newfield Exploration Co.*	247	10,004
Noble Energy, Inc.	196	7,460
PBF Energy, Inc.	1,173	32,703
PDC Energy, Inc.*	120	8,710
Range Resources Corp.	889	30,547
RSP Permian, Inc.*	103	4,596
Tesoro Corp.	35	3,061
Weatherford Int’l. PLC*	702	3,503
Williams Cos., Inc.	405	12,612

		253,960

FINANCIALS (8.7%)
Allied World Assurance Co. Hldgs. AG	462	24,814
American Equity Investment Life Hldg. Co.	417	9,399
American Financial Group, Inc.	99	8,724
Ameriprise Financial, Inc.	195	21,633
Aon PLC	118	13,161
Aspen Insurance Hldgs. Ltd.	206	11,330
Associated Banc-Corp.	369	9,114
Assurant, Inc.	37	3,436
BancFirst Corp.	149	13,864
Bank of Marin Bancorp	123	8,579
Bank of the Ozarks, Inc.	151	7,941
BankUnited, Inc.	174	6,558
Banner Corp.	249	13,897
Brookline Bancorp, Inc.	930	15,252
Bryn Mawr Bank Corp.	266	11,212
Charter Financial Corp.	482	8,035
Colony Capital, Inc. Cl A	664	13,446
Columbia Banking System, Inc.	74	3,306
Commerce Bancshares, Inc.	211	12,198
Customers Bancorp, Inc.*	374	13,397
Dime Community Bancshares	450	9,045
Discover Financial Svcs.	95	6,849
Eagle Bancorp, Inc.*	154	9,386
East West Bancorp, Inc.	222	11,284
Easterly Acquisition Corp.*	789	7,772
Ellington Financial LLC	826	12,820
Enterprise Financial Svcs. Corp.	298	12,814
Everest Re Group Ltd.	98	21,207
FBL Financial Group, Inc. Cl A	132	10,316
Fifth Third Bancorp	861	23,221
First Connecticut Bancorp, Inc.	216	4,892
First Interstate BancSytem, Inc.	351	14,935
First Republic Bank/CA	241	22,206
Flushing Financial Corp.	295	8,670
Gallagher (Arthur J.) & Co.	125	6,495
Glacier Bancorp, Inc.	313	11,340
Hanmi Financial Corp.	257	8,969
Hartford Financial Svcs. Group, Inc.	504	24,016
Heritage Financial Corp.	340	8,755

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Huntington Bancshares, Inc.	299	3,953
Investors Bancorp, Inc.	1,842	25,696
iShares Russell 2000 ETF	106	14,294
iShares Russell 2000 Value ETF	200	23,788
iShares Russell Mid-Cap ETF	113	20,211
iShares Russell Mid-Cap Value ETF	316	25,416
Janus Capital Group, Inc.	406	5,388
KeyCorp	759	13,867
Lincoln National Corp.	155	10,272
Marlin Business Svcs. Corp.	443	9,259
MB Financial, Inc.	164	7,746
NMI Hldgs., Inc. Cl A*	988	10,522
Northfield Bancorp, Inc.	661	13,200
Pace Hldgs. Corp.*	730	7,388
Pinnacle Financial Partners, Inc.	144	9,979
Principal Financial Grp., Inc.	55	3,182
PrivateBancorp, Inc.	308	16,691
Progressive Corp.	414	14,697
Prosperity Bancshares, Inc.	114	8,183
Raymond James Financial, Inc.	207	14,339
Reinsurance Grp. of America, Inc.	255	32,087
Safety Insurance Group, Inc.	162	11,939
SEI Investments Co.	232	11,452
Selective Insurance Group, Inc.	299	12,872
SPDR S&P Bank ETF	290	12,606
Starwood Property Trust, Inc.	1,856	40,740
Stock Yards Bancorp, Inc.	532	24,977
Stonegate Bank	72	3,005
SunTrust Banks, Inc.	258	14,151
SVB Financial Group*	240	41,199
Synchrony Financial	110	3,990
TriCo Bancshares	161	5,503
UMB Financial Corp.	99	7,635
United Financial Bancorp, Inc.	60	1,090
Voya Financial, Inc.	202	7,922
Waterstone Financial, Inc.	126	2,318
Webster Financial Corp.	130	7,056

		962,901

HEALTH CARE (3.9%)
Abiomed, Inc.*	79	8,902
Acadia Healthcare Co., Inc.*	1,265	41,871
ACADIA Pharmaceuticals, Inc.*	245	7,065
Acceleron Pharma, Inc.*	101	2,578
Acorda Therapeutics, Inc.*	156	2,933
Agilent Technologies, Inc.	118	5,376
Agios Pharmaceuticals, Inc.*	40	1,669
Albany Molecular Research, Inc.*	262	4,915
Align Technology, Inc.*	156	14,996
Allergan PLC*	0	69
Anika Therapeutics, Inc.*	136	6,659
Bard (C.R.), Inc.	66	14,828
BioMarin Pharmaceutical, Inc.*	55	4,556
BioSpecifics Technologies Corp.*	133	7,408
Boston Scientific Corp.*	677	14,644
Catalent, Inc.*	160	4,314
Centene Corp.*	260	14,693
Chemed Corp.	25	4,010
CIGNA Corp.	37	4,935
DENTSPLY SIRONA, Inc.	90	5,196
DexCom, Inc.*	124	7,403
Edwards Lifesciences Corp.*	38	3,561

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Emergent Biosolutions, Inc.*	423	13,891
Ensign Group, Inc.	134	2,976
Envision Healthcare Corp.*	109	6,899
Hill-Rom Hldgs., Inc.	38	2,133
Humana, Inc.	65	13,262
Insulet Corp.*	75	2,826
Integra LifeSciences Hldgs. Corp.*	60	5,147
Intersect ENT, Inc.*	261	3,158
Intuitive Surgical, Inc.*	7	4,439
Karyopharm Therapeutics, Inc.*	210	1,974
Kindred Healthcare, Inc.	323	2,536
Kite Pharma, Inc.*	70	3,139
Medicines Co.*	109	3,699
Mettler-Toledo Int’l., Inc.*	25	10,464
Neogen Corp.*	109	7,194
Neurocrine Biosciences, Inc.*	198	7,663
NuVasive, Inc.*	88	5,928
Omeros Corp.*	269	2,668
Omnicell, Inc.*	355	12,035
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	1,374	5,222
Pacira Pharmaceuticals, Inc.*	76	2,455
PAREXEL International Corp.*	153	10,055
Penumbra, Inc.*	50	3,190
Prestige Brands Hldgs., Inc.*	90	4,689
Prothena Corp. PLC*	65	3,197
Radius Health, Inc.*	86	3,271
Repligen Corp.*	115	3,544
Sorrento Therapeutics, Inc.*	354	1,735
Supernus Pharmaceuticals, Inc.*	973	24,568
TESARO, Inc.*	95	12,776
Ultragenyx Pharmaceutical, Inc.*	77	5,414
United Therapeutics Corp.*	28	4,016
WellCare Health Plans, Inc.*	73	10,007
Wright Medical Group NV*	518	11,904
Zimmer Biomet Hldgs., Inc.	112	11,558
Zoetis, Inc.	205	10,974

		423,188

INDUSTRIALS (5.6%)
Alaska Air Group, Inc.	416	36,912
AMERCO	22	8,131
Astronics Corp.*	896	30,320
AZZ, Inc.	659	42,111
BMC Stock Hldgs., Inc.*	459	8,951
Carlisle Cos., Inc.	186	20,514
Covenant Transportation Group Cl A*	944	18,257
Deluxe Corp.	164	11,744
Dover Corp.	170	12,738
Encore Wire Corp.	270	11,705
EnPro Industries, Inc.	234	15,762
Equifax, Inc.	132	15,606
Flowserve Corp.	195	9,370
Fortune Brands Home & Security, Inc.	211	11,280
Generac Hldgs., Inc.*	151	6,152
Healthcare Svcs. Group, Inc.	372	14,571
IHS Markit Ltd.*	110	3,895
John Bean Technologies Corp.	55	4,727
Johnson Controls Int’l. PLC	195	8,032
Kansas City Southern	63	5,346
Kirby Corp.*	257	17,091
L3 Technologies, Inc. Inc.	111	16,884

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Lincoln Electric Hldgs., Inc.	150	11,501
LSC Communications, Inc.	80	2,374
Miller Industries, Inc.	692	18,303
Mueller Industries, Inc.	891	35,604
Mueller Water Products, Inc. Cl A	1,009	13,430
Old Dominion Freight Line, Inc.*	282	24,193
Orbital ATK, Inc.	301	26,407
Oshkosh Corp.	89	5,750
Pitney Bowes, Inc.	240	3,646
Quanex Building Products Corp.	230	4,669
Rockwell Automation, Inc.	133	17,875
Rockwell Collins, Inc.	135	12,523
Roper Technologies, Inc.	36	6,591
Smith (A.O.) Corp.	148	7,008
Sun Hydraulics Corp.	241	9,633
Teledyne Technologies, Inc.*	97	11,931
TransDigm Group, Inc.	65	16,182
Trex Co., Inc.*	192	12,365
Triumph Group, Inc.	216	5,724
United Rentals, Inc.*	95	10,030
Universal Forest Products, Inc.	56	5,723
VSE Corp.	236	9,166
Wabtec Corp.	150	12,453

		613,180

INFORMATION TECHNOLOGY (6.6%)
Acacia Communications, Inc.*	65	4,014
Advanced Micro Devices, Inc.*	340	3,856
Aerohive Networks, Inc.*	1,366	7,786
Akamai Technologies, Inc.*	181	12,069
Ambarella, Inc.*	208	11,259
Amphenol Corp. Cl A	216	14,515
Analog Devices, Inc.	150	10,894
Anixter International, Inc.*	50	4,053
ARRIS International PLC*	849	25,581
Aspen Technology, Inc.*	48	2,625
Avnet, Inc.	335	15,950
Belden, Inc.	60	4,486
Broadcom Ltd.	71	12,551
CA, Inc.	178	5,655
CalAmp Corp.*	656	9,513
Callidus Software, Inc.*	379	6,367
Cavium, Inc.*	600	37,464
Cirrus Logic, Inc.*	56	3,166
Computer Sciences Corp.	275	16,341
Comtech Telecommunications Corp.	442	5,238
Cornerstone OnDemand, Inc.*	133	5,627
Ellie Mae, Inc.*	55	4,602
EPAM Systems, Inc.*	84	5,402
Euronet Worldwide, Inc.*	83	6,012
Everspin Technologies, Inc.*	609	5,049
ExlService Hldgs., Inc.*	50	2,522
F5 Networks, Inc.*	14	2,026
Fair Isaac Corp.	40	4,769
FARO Technologies, Inc.*	146	5,256
Fidelity Nat’l. Information Svcs., Inc.	295	22,314
Genpact Ltd.*	425	10,345
Global Payments, Inc.	179	12,424
Globant S.A.*	206	6,870
Guidewire Software, Inc.*	130	6,413
Harris Corp.	70	7,173
Imperva, Inc.*	57	2,189

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Integrated Device Technology, Inc.*	105	2,474
j2 Global, Inc.	84	6,871
LogMeIn, Inc.	261	25,200
Lumentum Hldgs., Inc.*	185	7,150
Match Group, Inc.*	190	3,249
MAXIMUS, Inc.	86	4,798
MaxLinear, Inc. Cl A*	861	18,770
Microchip Technology, Inc.	154	9,879
Microsemi Corp.*	145	7,827
MKS Instruments, Inc.	177	10,514
Monolithic Power Systems, Inc.	142	11,634
New Relic, Inc.*	293	8,277
Nimble Storage, Inc.*	506	4,008
Nutanix, Inc. Cl A*	80	2,125
NVIDIA Corp.	125	13,343
NXP Semiconductors NV*	150	14,701
Palo Alto Networks, Inc.*	64	8,003
Paycom Software, Inc.*	142	6,460
Perficient, Inc.*	135	2,361
Plexus Corp.*	102	5,512
Proofpoint, Inc.*	363	25,646
PTC, Inc.*	241	11,151
Rapid7, Inc.*	299	3,639
Red Hat, Inc.*	137	9,549
Richardson Electronics Ltd.	1,530	9,639
Rogers Corp.*	136	10,446
Science Applications Int’l. Corp.	92	7,802
Sequans Communications S.A. ADR*	4,749	8,881
Skyworks Solutions, Inc.	143	10,676
Splunk, Inc.*	182	9,309
SPS Commerce, Inc.*	30	2,097
SS&C Technologies Hldgs., Inc.	86	2,460
Stamps.com, Inc.*	272	31,185
Symantec Corp.	130	3,106
SYNNEX Corp.	90	10,892
Synopsys, Inc.*	65	3,826
Take-Two Interactive Software, Inc.*	130	6,408
Talend S.A. ADR*	215	4,773
Vantiv, Inc. Cl A*	166	9,897
ViaSat, Inc.*	81	5,364
Virtusa Corp.*	390	9,797
Western Digital Corp.	52	3,533
Workday, Inc.*	52	3,437
Xerox Corp.	249	2,174
Xilinx, Inc.	130	7,848
Xura, Inc.*	342	8,550
Zendisk, Inc.*	430	9,116

		726,733

MATERIALS (2.1%)
Ashland Global Holdings, Inc.	164	17,923
Axalta Coating Systems Ltd.*	771	20,971
Berry Plastics Group, Inc.*	188	9,161
Boise Cascade Co.*	289	6,503
Crown Hldgs., Inc.*	473	24,866
Eastman Chemical Co.	110	8,273
Ferro Corp.*	1,218	17,454
Ferroglobe PLC	520	5,632
Freeport-McMoRan Copper & Gold, Inc.*	362	4,775
Huntsman Corp.	419	7,995
International Paper Co.	156	8,277
Kaiser Aluminum Corp.	174	13,518

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Kraton Corporation Inc.*	414	11,791
LSB Industries, Inc.*	201	1,692
Nucor Corp.	70	4,166
Orion Engineered Carbons S.A.	234	4,411
Packaging Corp. of America	273	23,156
PolyOne Corp.	100	3,204
RPM International, Inc.	34	1,830
Steel Dynamics, Inc.	100	3,558
TimkenSteel Corp.*	347	5,372
U.S. Concrete, Inc.*	210	13,755
Vulcan Materials Co.	123	15,393

		233,676

REAL ESTATE (3.2%)
Alexander’s, Inc.	22	9,391
Apartment Investment & Management Co. Cl A	121	5,499
AvalonBay Communities, Inc.	30	5,315
Brandywine Realty Trust	341	5,630
Camden Property Trust	106	8,911
CBRE Group, Inc.*	216	6,802
Chatham Lodging Trust	374	7,686
Chesapeake Lodging Trust	375	9,698
Cousins Properties, Inc.	562	4,783
Crown Castle Int’l. Corp.	109	9,458
CubeSmart	318	8,513
DDR Corp.	276	4,215
Duke Realty Corp.	1,208	32,085
Easterly Government Pptys.	1,119	22,402
Equity Lifestyle Properties, Inc.	40	2,884
Essex Property Trust, Inc.	46	10,695
Extra Space Storage, Inc.	99	7,647
FelCor Lodging Trust, Inc.	1,492	11,951
Forest City Realty Trust, Inc. Cl A	805	16,777
General Growth Pptys., Inc.	222	5,546
Highwoods Properties, Inc.	244	12,446
Host Hotels & Resorts, Inc.	684	12,887
Kilroy Realty Corp.	387	28,336
Life Storage, Inc.	50	4,263
Pennsylvania REIT	415	7,868
ProLogis, Inc.	144	7,602
QTS Realty Trust, Inc.	227	11,271
Regency Centers Corp.	57	3,930
RLJ Lodging Trust	143	3,502
Terreno Realty Corp.	791	22,536
The GEO Group, Inc.	226	8,120
Urstadt Biddle Pptys., Inc. Cl A	228	5,497
Vornado Realty Trust	95	9,915
Welltower, Inc.	273	18,272
Weyerhaeuser Co.	116	3,490

		355,823

TELECOMMUNICATION SERVICES (0.4%)
FairPoint Communications, Inc.*	1	19
ORBCOMM, Inc.*	1,831	15,143
SBA Communications Corp. Cl A*	129	13,321
Shenandoah Telecommunications Co.	510	13,923

		42,406

UTILITIES (2.1%)
Ameren Corp.	139	7,292
Avista Corp.	237	9,478
Chesapeake Utilities Corp.	202	13,524
Consolidated Edison, Inc.	107	7,884
Edison International	253	18,213

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Entergy Corp.	85	6,245
Eversource Energy	349	19,275
FirstEnergy Corp.	185	5,729
Great Plains Energy, Inc.	268	7,330
Idacorp, Inc.	112	9,022
NiSource, Inc.	605	13,395
Northwest Natural Gas Co.	316	18,897
NorthWestern Corp.	125	7,109
PNM Resources, Inc.	231	7,923
Portland General Electric Co.	182	7,886
PPL Corp.	218	7,423
Public Svc. Enterprise Group, Inc.	198	8,688
Sempra Energy	271	27,273
UGI Corp.	563	25,943
Westar Energy, Inc.	95	5,353

		233,882

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $4,036,690) 41.5%		4,563,022

ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	394	146
Pace Hldgs. Corp. - expiring 10/29/2020*	730	438

		584

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $455) 0.0% (2)		584

TOTAL ACTIVE ASSETS (Cost: $4,037,145) 41.5%		4,563,606

TOTAL INVESTMENTS (Cost: $8,578,101) 96.5%		10,603,006

OTHER NET ASSETS 3.5%		383,420

NET ASSETS 100.0%		$10,986,426

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.7%)
Advance Auto Parts, Inc.	140	23,677
Amazon.com, Inc.*	752	563,902
AutoNation, Inc.*	125	6,081
AutoZone, Inc.*	55	43,438
Bed Bath & Beyond, Inc.	290	11,786
Best Buy Co., Inc.	520	22,188
BorgWarner, Inc.	380	14,987
CarMax, Inc.*	364	23,438
Carnival Corp.	801	41,700
CBS Corp. Cl B	748	47,588
Charter Communications, Inc. Cl A*	413	118,911
Chipotle Mexican Grill, Inc.*	55	20,753
Coach, Inc.	536	18,771
Comcast Corp. Cl A	4,550	314,178
D.R. Horton, Inc.	648	17,710
Darden Restaurants, Inc.	235	17,089
Delphi Automotive PLC	515	34,685
Discovery Communications, Inc. Cl A*	290	7,949
Discovery Communications, Inc. Cl C*	421	11,274
Disney (Walt) Co.	2,794	291,191
Dollar General Corp.	484	35,850
Dollar Tree, Inc.*	450	34,731
Expedia, Inc.	230	26,054
Foot Locker, Inc.	258	18,290
Ford Motor Co.	7,440	90,247
Gap, Inc.	416	9,335
Garmin Ltd.	220	10,668
General Motors Co.	2,643	92,082
Genuine Parts Co.	284	27,133
Goodyear Tire & Rubber Co.	498	15,373
H&R Block, Inc.	397	9,127
Hanesbrands, Inc.	720	15,530
Harley-Davidson, Inc.	337	19,661
Harman Int’l. Industries, Inc.	133	14,784
Hasbro, Inc.	214	16,647
Home Depot, Inc.	2,325	311,736
Interpublic Group of Cos., Inc.	758	17,745
Kohl’s Corp.	336	16,592
L Brands, Inc.	458	30,155
Leggett & Platt, Inc.	255	12,464
Lennar Corp. Cl A	376	16,142
LKQ Corp.*	587	17,992
Lowe’s Cos., Inc.	1,662	118,201
Macy’s, Inc.	583	20,877
Marriott International, Inc. Cl A	612	50,633
Mattel, Inc.	653	17,990
McDonald’s Corp.	1,585	192,926
Michael Kors Hldgs. Ltd.*	314	13,496
Mohawk Industries, Inc.*	120	23,962
Netflix, Inc.*	819	101,392
Newell Brands, Inc.	923	41,212
News Corp. Cl A	728	8,343
News Corp. Cl B	228	2,690
NIKE, Inc. Cl B	2,553	129,769
Nordstrom, Inc.	222	10,640
Omnicom Group, Inc.	450	38,300
O’Reilly Automotive, Inc.*	180	50,114

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Priceline Group Inc.*	94	137,810
PulteGroup, Inc.	569	10,458
PVH Corp.	151	13,626
Ralph Lauren Corp.	108	9,755
Ross Stores, Inc.	756	49,594
Royal Caribbean Cruises Ltd.	319	26,171
Scripps Networks Interactive, Inc. Cl A	182	12,989
Signet Jewelers Ltd.	133	12,537
Staples, Inc.	1,240	11,222
Starbucks Corp.	2,778	154,235
Target Corp.	1,071	77,358
TEGNA, Inc.	409	8,749
Tiffany & Co.	205	15,873
Time Warner, Inc.	1,470	141,899
TJX Cos., Inc.	1,243	93,387
Tractor Supply Co.	251	19,028
TripAdvisor, Inc.*	218	10,109
Twenty-First Century Fox, Inc. Cl A	2,019	56,613
Twenty-First Century Fox, Inc. Cl B	930	25,343
Ulta Salon, Cosmetics & Fragrances, Inc.*	112	28,553
Under Armour, Inc. Cl A*	351	10,197
Under Armour, Inc. Cl C*	353	8,885
Urban Outfitters, Inc.*	168	4,785
V.F. Corp.	633	33,771
Viacom, Inc. Cl B	666	23,377
Whirlpool Corp.	143	25,993
Wyndham Worldwide Corp.	205	15,656
Wynn Resorts Ltd.	151	13,063
Yum! Brands, Inc.	665	42,114

		4,423,329

CONSUMER STAPLES (9.1%)
Altria Group, Inc.	3,723	251,749
Archer-Daniels-Midland Co.	1,100	50,215
Brown-Forman Corp. Cl B	348	15,632
Campbell Soup Co.	370	22,374
Church & Dwight Co., Inc.	494	21,830
Clorox Co.	246	29,525
Coca-Cola Co.	7,411	307,260
Colgate-Palmolive Co.	1,698	111,117
Conagra Brands, Inc.	792	31,324
Constellation Brands, Inc. Cl A	340	52,125
Costco Wholesale Corp.	834	133,532
Coty, Inc. Cl A	897	16,424
CVS Health Corp.	2,035	160,582
Dr. Pepper Snapple Group, Inc.	350	31,735
Estee Lauder Cos., Inc. Cl A	424	32,432
General Mills, Inc.	1,129	69,738
Hershey Co.	266	27,512
Hormel Foods Corp.	514	17,892
J.M. Smucker Co.	223	28,557
Kellogg Co.	482	35,528
Kimberly-Clark Corp.	682	77,830
Kraft Heinz Co.	1,138	99,370
Kroger Co.	1,799	62,083
McCormick & Co., Inc.	219	20,439
Mead Johnson Nutrition Co.	353	24,978
Molson Coors Brewing Co. Cl B	352	34,253
Mondelez International, Inc. Cl A	2,948	130,685
Monster Beverage Corp.*	774	34,319
PepsiCo, Inc.	2,740	286,686
Philip Morris Int’l., Inc.	2,963	271,085
Proctor & Gamble Co.	5,107	429,397

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Reynolds American, Inc.	1,579	88,487
Sysco Corp.	960	53,155
Tyson Foods, Inc. Cl A	554	34,171
Walgreens Boots Alliance, Inc.	1,633	135,147
Wal-Mart Stores, Inc.	2,874	198,651
Whole Foods Market, Inc.	608	18,702

		3,446,521

ENERGY (7.4%)
Anadarko Petroleum Corp.	1,069	74,541
Apache Corp.	726	46,079
Baker Hughes, Inc.	807	52,431
Cabot Oil & Gas Corp.	892	20,837
Chesapeake Energy Corp.*	1,421	9,975
Chevron Corp.	3,611	425,015
Cimarex Energy Co.	181	24,598
Concho Resources, Inc.*	278	36,863
ConocoPhillips	2,369	118,782
Devon Energy Corp.	1,006	45,944
EOG Resources, Inc.	1,104	111,614
EQT Corp.	330	21,582
Exxon Mobil Corp.	7,923	715,130
FMC Technologies, Inc.*	432	15,349
Halliburton Co.	1,652	89,357
Helmerich & Payne, Inc.	207	16,022
Hess Corp.	509	31,706
Kinder Morgan, Inc.	3,661	75,819
Marathon Oil Corp.	1,619	28,025
Marathon Petroleum Corp.	1,007	50,702
Murphy Oil Corp.	310	9,650
National Oilwell Varco, Inc.	723	27,069
Newfield Exploration Co.*	377	15,269
Noble Energy, Inc.	820	31,209
Occidental Petroleum Corp.	1,464	104,281
ONEOK, Inc.	402	23,079
Phillips 66	846	73,103
Pioneer Natural Resources Co.	324	58,343
Range Resources Corp.	359	12,335
Schlumberger Ltd.	2,658	223,139
Southwestern Energy Co.*	943	10,203
Spectra Energy Corp.	1,338	54,978
Tesoro Corp.	223	19,501
Transocean Ltd.*	745	10,981
Valero Energy Corp.	867	59,233
Williams Cos., Inc.	1,299	40,451

		2,783,195

FINANCIALS (15.5%)
Affiliated Managers Group, Inc.*	105	15,257
Aflac, Inc.	779	54,218
Allstate Corp.	703	52,106
American Express Co.	1,466	108,601
American Int’l. Group, Inc.	1,862	121,607
Ameriprise Financial, Inc.	301	33,393
Aon PLC	502	55,988
Assurant, Inc.	109	10,122
Bank of America Corp.	19,269	425,836
Bank of New York Mellon Corp.	2,017	95,565
BB&T Corp.	1,548	72,787
Berkshire Hathaway, Inc. Cl B*	3,624	590,640
BlackRock, Inc.	232	88,285
Capital One Financial Corp.	920	80,261
Charles Schwab Corp.	2,305	90,978
Chubb Ltd.	888	117,323

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Cincinnati Financial Corp.	286	21,665
Citigroup, Inc.	5,436	323,061
Citizens Financial Group, Inc.	976	34,775
CME Group, Inc.	649	74,862
Comerica, Inc.	328	22,340
Discover Financial Svcs.	753	54,284
E*Trade Financial Corp.*	521	18,053
Fifth Third Bancorp	1,441	38,864
Franklin Resources, Inc.	662	26,202
Gallagher (Arthur J.) & Co.	340	17,666
Goldman Sachs Group, Inc.	705	168,812
Hartford Financial Svcs. Group, Inc.	721	34,356
Huntington Bancshares, Inc.	2,068	27,339
Intercontinental Exchange, Inc.	1,137	64,150
Invesco Ltd.	780	23,665
iShares Core S&P 500 ETF	1,912	430,181
JPMorgan Chase & Co.	6,832	589,533
KeyCorp	2,060	37,636
Leucadia National Corp.	618	14,369
Lincoln National Corp.	435	28,827
Loews Corp.	528	24,726
M&T Bank Corp.	296	46,303
Marsh & McLennan Cos., Inc.	985	66,576
MetLife, Inc.	2,096	112,953
Moody’s Corp.	319	30,072
Morgan Stanley	2,751	116,230
Nasdaq, Inc.	217	14,565
Navient Corp.	578	9,497
Northern Trust Corp.	406	36,154
People’s United Financial, Inc.	594	11,500
PNC Financial Svcs. Grp., Inc.	927	108,422
Principal Financial Grp., Inc.	510	29,509
Progressive Corp.	1,106	39,263
Prudential Financial, Inc.	821	85,433
Regions Financial Corp.	2,348	33,717
S&P Global, Inc.	496	53,340
State Street Corp.	691	53,705
SunTrust Banks, Inc.	936	51,340
Synchrony Financial	1,496	54,260
T. Rowe Price Group, Inc.	464	34,921
Torchmark Corp.	211	15,563
Travelers Cos., Inc.	542	66,352
U.S. Bancorp	3,049	156,627
Unum Group	443	19,461
Wells Fargo & Co.	8,620	475,048
Willis Towers Watson PLC	246	30,031
XL Group Ltd.	514	19,152
Zions Bancorporation	388	16,700

		5,875,027

HEALTH CARE (13.3%)
Abbott Laboratories	2,811	107,971
AbbVie, Inc.	3,101	194,185
Aetna, Inc.	670	83,087
Agilent Technologies, Inc.	620	28,247
Alexion Pharmaceuticals, Inc.*	428	52,366
Allergan PLC*	714	149,947
AmerisourceBergen Corp.	319	24,943
Amgen, Inc.	1,420	207,618
Anthem, Inc.	503	72,316
Bard (C.R.), Inc.	141	31,677
Baxter International, Inc.	934	41,414
Becton, Dickinson & Co.	405	67,048

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

BIOGEN, Inc.*	415	117,686
Boston Scientific Corp.*	2,605	56,346
Bristol-Myers Squibb Co.	3,179	185,781
Cardinal Health, Inc.	611	43,974
Celgene Corp.*	1,479	171,194
Centene Corp.*	326	18,422
Cerner Corp.*	577	27,332
CIGNA Corp.	490	65,361
Cooper Companies, Inc.	93	16,268
Danaher Corp.	1,162	90,450
DaVita Inc Inc.*	302	19,388
DENTSPLY SIRONA, Inc.	441	25,459
Edwards Lifesciences Corp.*	408	38,230
Endo International PLC*	376	6,193
Envision Healthcare Corp.*	224	14,177
Express Scripts Hldg. Co.*	1,177	80,966
Gilead Sciences, Inc.	2,511	179,813
HCA Hldgs., Inc.*	558	41,303
Hologic, Inc.*	532	21,344
Humana, Inc.	284	57,945
Illumina, Inc.*	280	35,851
Intuitive Surgical, Inc.*	74	46,929
Johnson & Johnson	5,194	598,401
Laboratory Corp. of America Hldgs.*	197	25,291
Lilly (Eli) & Co.	1,853	136,288
Mallinckrodt PLC*	201	10,014
McKesson Corp.	431	60,534
Medtronic PLC	2,622	186,791
Merck & Co., Inc.	5,264	309,892
Mettler-Toledo Int’l., Inc.*	50	20,928
Mylan NV*	877	33,458
Patterson Cos., Inc.	160	6,565
PerkinElmer, Inc.	209	10,899
Perrigo Co. PLC	272	22,639
Pfizer, Inc.	11,585	376,281
Quest Diagnostics, Inc.	265	24,354
Regeneron Pharmaceuticals, Inc.*	144	52,861
Schein (Henry), Inc.*	154	23,363
St. Jude Medical, Inc.	546	43,784
Stryker Corp.	593	71,047
Thermo Fisher Scientific, Inc.	755	106,531
UnitedHealth Group, Inc.	1,815	290,473
Universal Health Svcs., Inc. Cl B	171	18,191
Varian Medical Systems, Inc.*	179	16,071
Vertex Pharmaceuticals, Inc.*	472	34,772
Waters Corp.*	154	20,696
Zimmer Biomet Hldgs., Inc.	382	39,422
Zoetis, Inc.	941	50,372

		5,011,149

INDUSTRIALS (10.0%)
3M Co.	1,148	204,998
Acuity Brands, Inc.	84	19,392
Alaska Air Group, Inc.	236	20,940
Allegion PLC	183	11,712
American Airlines Group, Inc.	989	46,176
AMETEK, Inc.	442	21,481
Arconic, Inc.	837	15,518
Boeing Co.	1,095	170,470
Caterpillar, Inc.	1,117	103,591
Cintas Corp.	164	18,952
CSX Corp.	1,786	64,171
Cummins, Inc.	294	40,181

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Deere & Co.	552	56,878
Delta Air Lines, Inc.	1,407	69,210
Dover Corp.	297	22,254
Dun & Bradstreet Corp.	70	8,492
Eaton Corp. PLC	862	57,832
Emerson Electric Co.	1,227	68,405
Equifax, Inc.	228	26,956
Expeditors Int’l. of Wash.	344	18,218
Fastenal Co.	551	25,886
FedEx Corp.	467	86,955
Flowserve Corp.	249	11,964
Fluor Corp.	266	13,970
Fortive Corp.	575	30,837
Fortune Brands Home & Security, Inc.	295	15,771
General Dynamics Corp.	546	94,272
General Electric Co.	16,876	533,282
Grainger (W.W.), Inc.	104	24,154
Honeywell International, Inc.	1,456	168,678
Hunt (J.B.) Transport Svcs., Inc.	167	16,211
Illinois Tool Works, Inc.	603	73,843
Ingersoll-Rand PLC	491	36,845
Jacobs Engineering Group, Inc.*	231	13,167
Johnson Controls Int’l. PLC	1,791	73,771
Kansas City Southern	204	17,309
L3 Technologies, Inc. Inc.	148	22,512
Lockheed Martin Corp.	481	120,221
Masco Corp.	627	19,826
Nielsen Hldgs. PLC	641	26,890
Norfolk Southern Corp.	557	60,195
Northrop Grumman Corp.	336	78,147
PACCAR, Inc.	669	42,749
Parker Hannifin Corp.	255	35,700
Pentair PLC	319	17,886
Pitney Bowes, Inc.	355	5,392
Quanta Services, Inc.*	288	10,037
Raytheon Co.	560	79,520
Republic Services, Inc.	441	25,159
Robert Half Int’l., Inc.	246	12,000
Robinson (C.H.) Worldwide, Inc.	270	19,780
Rockwell Automation, Inc.	245	32,928
Rockwell Collins, Inc.	249	23,097
Roper Technologies, Inc.	194	35,518
Ryder System, Inc.	102	7,593
Snap-on, Inc.	111	19,011
Southwest Airlines Co.	1,176	58,612
Stanley Black & Decker, Inc.	288	33,031
Stericycle, Inc.*	162	12,480
Textron, Inc.	515	25,008
TransDigm Group, Inc.	96	23,900
Union Pacific Corp.	1,571	162,881
United Continental Hldgs., Inc*	551	40,157
United Parcel Service, Inc. Cl B	1,316	150,866
United Rentals, Inc.*	161	16,998
United Technologies Corp.	1,462	160,264
Verisk Analytics, Inc. Cl A*	298	24,189
Waste Management, Inc.	776	55,026
Xylem, Inc.	343	16,985

		3,777,300

INFORMATION TECHNOLOGY (20.2%)
Accenture Ltd. Cl A	1,184	138,682
Activision Blizzard, Inc.	1,306	47,160
Adobe Systems, Inc.*	950	97,803

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Akamai Technologies, Inc.*	331	22,071
Alliance Data Systems Corp.	110	25,135
Alphabet, Inc. Cl A*	565	447,734
Alphabet, Inc. Cl C*	566	436,565
Amphenol Corp. Cl A	589	39,581
Analog Devices, Inc.	587	42,628
Apple, Inc.	10,180	1,179,050
Applied Materials, Inc.	2,062	66,541
Autodesk, Inc.*	374	27,680
Automatic Data Processing, Inc.	861	88,494
Broadcom Ltd.	758	133,992
CA, Inc.	598	18,998
Cisco Systems, Inc.	9,576	289,387
Citrix Systems, Inc.*	297	26,525
Cognizant Technology Solutions*	1,157	64,827
Corning, Inc.	1,812	43,977
CSRA, Inc.	277	8,820
eBay, Inc.*	1,983	58,875
Electronic Arts, Inc.*	575	45,287
F5 Networks, Inc.*	125	18,090
Facebook, Inc. Cl A*	4,458	512,893
Fidelity Nat’l. Information Svcs., Inc.	627	47,426
First Solar, Inc.*	148	4,749
Fiserv, Inc.*	414	44,000
FLIR Systems, Inc.	259	9,373
Global Payments, Inc.	293	20,337
Harris Corp.	237	24,285
Hewlett Packard Enterprise Co.	3,177	73,516
HP, Inc.	3,271	48,542
Intel Corp.	9,045	328,062
Int’l. Business Machines Corp.	1,651	274,049
Intuit, Inc.	465	53,294
Juniper Networks, Inc.	725	20,489
KLA-Tencor Corp.	298	23,447
Lam Research Corp.	310	32,776
Linear Technology Corp.	458	28,556
MasterCard, Inc. Cl A	1,816	187,502
Microchip Technology, Inc.	412	26,430
Micron Technology, Inc.*	1,987	43,555
Microsoft Corp.	14,837	921,971
Motorola Solutions, Inc.	317	26,276
NetApp, Inc.	525	18,517
NVIDIA Corp.	1,024	109,302
Oracle Corp.	5,722	220,011
Paychex, Inc.	614	37,380
PayPal Hldgs., Inc.*	2,138	84,387
Qorvo, Inc.*	243	12,813
QUALCOMM, Inc.	2,819	183,799
Red Hat, Inc.*	342	23,837
Salesforce.com, inc.*	1,216	83,247
Seagate Technology PLC	562	21,452
Skyworks Solutions, Inc.	355	26,504
Symantec Corp.	1,190	28,429
TE Connectivity Ltd.	678	46,972
Teradata Corp.*	247	6,711
Texas Instruments, Inc.	1,908	139,227
Total System Services, Inc.	316	15,493
VeriSign, Inc.*	174	13,236
Visa, Inc. Cl A	3,562	277,907
Western Digital Corp.	545	37,033
Western Union Co.	925	20,091
Xerox Corp.	1,625	14,186

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Xilinx, Inc.	482	29,098
Yahoo!, Inc.*	1,673	64,695

		7,633,757

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	415	59,685
Albemarle Corp.	215	18,507
Avery Dennison Corp.	170	11,937
Ball Corp.	333	24,998
CF Industries Hldgs., Inc.	445	14,009
Dow Chemical Co.	2,140	122,451
Du Pont (E.I.) de Nemours & Co.	1,659	121,771
Eastman Chemical Co.	280	21,059
Ecolab, Inc.	501	58,727
FMC Corp.	255	14,423
Freeport-McMoRan Copper & Gold, Inc.*	2,384	31,445
International Paper Co.	785	41,652
Int’l. Flavors & Fragrances, Inc.	152	17,910
LyondellBasell Inds. NV Cl A	637	54,642
Martin Marietta Materials, Inc.	121	26,805
Monsanto Co.	836	87,956
Newmont Mining Corp.	1,011	34,445
Nucor Corp.	608	36,188
PPG Industries, Inc.	504	47,759
Praxair, Inc.	545	63,869
Sealed Air Corp.	369	16,730
Sherwin-Williams Co.	154	41,386
The Mosaic Co.	669	19,622
Vulcan Materials Co.	253	31,663
WestRock Co.	480	24,391

		1,044,030

REAL ESTATE (2.8%)
American Tower Corp.	814	86,024
Apartment Investment & Management Co. Cl A	300	13,635
AvalonBay Communities, Inc.	262	46,413
Boston Properties, Inc.	293	36,854
CBRE Group, Inc.*	572	18,012
Crown Castle Int’l. Corp.	690	59,871
Digital Realty Trust, Inc.	304	29,871
Equinix, Inc.	135	48,393
Equity Residential	697	44,859
Essex Property Trust, Inc.	125	29,063
Extra Space Storage, Inc.	240	18,538
Federal Realty Investment Trust	137	19,469
General Growth Pptys., Inc.	1,115	27,853
HCP, Inc.	893	26,540
Host Hotels & Resorts, Inc.	1,411	26,583
Iron Mountain, Inc.	469	15,233
Kimco Realty Corp.	812	20,430
Mid-America Apt. Communities, Inc.	217	21,249
ProLogis, Inc.	1,008	53,212
Public Storage	285	63,698
Realty Income Corp.	494	28,395
Simon Property Group, Inc.	600	106,602
SL Green Realty Corp	193	20,757
The Macerich Co.	230	16,293
UDR, Inc.	510	18,605
Ventas, Inc.	676	42,264
Vornado Realty Trust	328	34,233
Welltower, Inc.	692	46,316
Weyerhaeuser Co.	1,432	43,089

		1,062,354

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.	11,705	497,814
CenturyLink, Inc.	1,042	24,779
Frontier Communications Corp.	2,232	7,544
Level 3 Communications, Inc.*	557	31,393
Verizon Communications, Inc.	7,785	415,563

		977,093

UTILITIES (3.1%)
AES Corp.	1,258	14,618
Alliant Energy Corp.	434	16,444
Ameren Corp.	464	24,341
American Electric Power Co., Inc.	939	59,119
American Water Works Co., Inc.	340	24,602
CenterPoint Energy, Inc.	822	20,254
CMS Energy Corp.	533	22,183
Consolidated Edison, Inc.	582	42,882
Dominion Resources, Inc.	1,197	91,678
DTE Energy Co.	343	33,789
Duke Energy Corp.	1,317	102,226
Edison International	621	44,706
Entergy Corp.	342	25,127
Eversource Energy	605	33,414
Exelon Corp.	1,764	62,604
FirstEnergy Corp.	814	25,210
NextEra Energy, Inc.	892	106,558
NiSource, Inc.	616	13,638
NRG Energy, Inc.	600	7,356
PG&E Corp.	965	58,643
Pinnacle West Capital Corp.	212	16,542
PPL Corp.	1,299	44,231
Public Svc. Enterprise Group, Inc.	966	42,388
SCANA Corp.	273	20,005
Sempra Energy	477	48,005
Southern Co.	1,871	92,034
WEC Energy Group, Inc.	603	35,366
Xcel Energy, Inc.	970	39,479

		1,167,442

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,824,787) 98.5%		37,201,197

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (1)	A-1+	0.33	01/19/17	100,000	99,983

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $99,983) 0.3%					99,983

TOTAL INVESTMENTS (Cost: $28,924,770) 98.8%					37,301,180

OTHER NET ASSETS 1.2%					464,175

NET ASSETS 100.0%					$37,765,355

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.0%)
Aaron’s, Inc.	862	27,575
AMC Networks, Inc. Cl A*	807	42,238
American Eagle Outfitters, Inc.	2,237	33,935
Big Lots, Inc.	592	29,724
Brinker International, Inc.	684	33,879
Brunswick Corp.	1,202	65,557
Buffalo Wild Wings, Inc.*	249	38,446
Cabela’s, Inc.*	699	40,926
Cable One, Inc.	62	38,547
CalAtlantic Group, Inc.	966	32,854
Carter’s, Inc.	670	57,881
Cheesecake Factory, Inc.	597	35,748
Chico’s FAS, Inc.	1,772	25,499
Churchill Downs, Inc.	172	25,877
Cinemark Hldgs., Inc.	1,409	54,049
Cracker Barrel Old Country Store, Inc.	321	53,601
CST Brands, Inc.	1,000	48,150
Dana Hldg. Corp.	1,966	37,315
Deckers Outdoor Corp.*	429	23,762
Devry Education Group Inc.	755	23,556
Dick’s Sporting Goods, Inc.	1,174	62,339
Domino’s Pizza, Inc.	645	102,710
Dunkin’ Brands Group, Inc.	1,237	64,868
Fossil Group, Inc.*	579	14,973
GameStop Corp. Cl A	1,370	34,606
Gentex Corp.	3,809	74,999
Graham Hldgs. Co. Cl B	61	31,229
Helen of Troy Ltd.*	371	31,331
HSN, Inc.	425	14,578
International Speedway Corp. Cl A	344	12,659
Jack in the Box, Inc.	431	48,117
Kate Spade & Co.*	1,637	30,563
KB Home	1,062	16,790
Live Nation Entertainment, Inc.*	1,791	47,641
Meredith Corp.	489	28,924
Murphy USA, Inc.*	492	30,243
New York Times Co. Cl A	1,608	21,386
NVR, Inc.*	47	78,443
Office Depot, Inc.	7,209	32,585
Panera Bread Co. Cl A*	290	59,476
Papa John’s Int’l., Inc.	367	31,408
Penney (J.C.) Co., Inc.*	4,212	35,002
Polaris Industries, Inc.	798	65,747
Pool Corp.	553	57,700
Restoration Hardware Hldgs., Inc.*	544	16,701
Sally Beauty Hldgs., Inc.*	1,950	51,519
Service Corp. International	2,517	71,483
Skechers U.S.A., Inc. Cl A*	1,814	44,588
Sotheby’s	627	24,992
Tempur Sealy Int’l., Inc.*	682	46,567
Texas Roadhouse, Inc.	849	40,956
The Wendy’s Co.	2,708	36,612
Thor Industries, Inc.	649	64,932
Time, Inc.	1,379	24,615
Toll Brothers, Inc.*	1,965	60,915
TRI Pointe Group, Inc.*	1,983	22,765

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Tupperware Brands Corp.	662	34,834
Vista Outdoor, Inc.*	768	28,339
Wiley (John) & Sons, Inc. Cl A	589	32,101
Williams-Sonoma, Inc.	1,101	53,277

		2,452,632

CONSUMER STAPLES (4.2%)
Avon Products, Inc.	5,679	28,622
Boston Beer Co., Inc. Cl A*	117	19,872
Casey’s General Stores, Inc.	527	62,650
Dean Foods Co.	1,202	26,180
Edgewell Personal Care Co.*	788	57,516
Energizer Hldgs., Inc.	805	35,911
Flowers Foods, Inc.	2,486	49,645
Hain Celestial Group, Inc.*	1,387	54,135
Ingredion, Inc.	976	121,961
Lamb Weston Hldgs., Inc.*	1,830	69,266
Lancaster Colony Corp.	255	36,054
Post Hldgs., Inc.*	874	70,261
Snyder’s-Lance, Inc.	1,145	43,899
Sprouts Farmers Market, Inc.*	1,800	34,056
Tootsie Roll Industries, Inc.	212	8,427
TreeHouse Foods, Inc.*	748	53,998
United Natural Foods, Inc.*	690	32,927
WhiteWave Foods Co. Cl A*	2,374	131,994

		937,374

ENERGY (3.9%)
CONSOL Energy, Inc.	2,373	43,260
Denbury Resources, Inc.*	5,150	18,952
Diamond Offshore Drilling, Inc.	903	15,983
Dril-Quip, Inc.*	490	29,425
Energen Corp.	1,306	75,317
Ensco PLC Cl A	3,956	38,452
Gulfport Energy Corp.*	2,076	44,925
HollyFrontier Corp.	2,349	76,953
Nabors Industries Ltd.	3,751	61,516
Noble Corp. PLC	3,256	19,276
Oceaneering Int’l., Inc.	1,346	37,971
Oil States International, Inc.*	690	26,910
Patterson-UTI Energy, Inc.	1,956	52,656
QEP Resources, Inc.	3,169	58,341
Rowan Companies PLC Cl A	1,631	30,810
SM Energy Co.	1,309	45,134
Superior Energy Services, Inc.	2,055	34,688
Western Refining, Inc.	1,071	40,537
World Fuel Services Corp.	956	43,890
WPX Energy, Inc.*	4,611	67,182

		862,178

FINANCIALS (19.2%)
Alleghany Corp.*	208	126,489
American Financial Group, Inc.	966	85,124
Aspen Insurance Hldgs. Ltd.	814	44,770
Associated Banc-Corp.	2,026	50,042
BancorpSouth, Inc.	1,107	34,372
Bank of Hawaii Corp.	572	50,731
Bank of the Ozarks, Inc.	1,213	63,792
Berkley (W.R.) Corp.	1,288	85,665
Brown & Brown, Inc.	1,553	69,668
Cathay General Bancorp	995	37,840
CBOE Holdings, Inc.	1,104	81,575
Chemical Financial Corp.	941	50,974
CNO Financial Group, Inc.	2,379	45,558

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Commerce Bancshares, Inc.	1,173	67,811
Cullen/Frost Bankers, Inc.	745	65,731
East West Bancorp, Inc.	1,943	98,763
Eaton Vance Corp.	1,520	63,658
Endurance Specialty Hldgs. Ltd.	856	79,094
Everest Re Group Ltd.	554	119,886
FactSet Research Systems, Inc.	541	88,416
Federated Investors, Inc. Cl B	1,272	35,972
First American Financial Corp.	1,473	53,956
First Horizon National Corp.	3,093	61,891
FNB Corp.	2,788	44,692
Fulton Financial Corp.	2,298	43,202
Genworth Financial, Inc.*	6,770	25,794
Hancock Hldg. Co.	1,118	48,186
Hanover Insurance Group, Inc.	563	51,239
International Bancshares Corp.	793	32,354
iShares Core S&P Mid-Cap ETF	3,545	586,129
Janus Capital Group, Inc.	1,934	25,664
Kemper Corp.	671	29,725
Legg Mason, Inc.	1,227	36,700
MarketAxess Hldgs., Inc.	509	74,782
MB Financial, Inc.	938	44,302
Mercury General Corp.	480	28,901
MSCI, Inc. Cl A	1,256	98,948
New York Community Bancorp, Inc.	6,525	103,813
Old Republic Int’l. Corp.	3,290	62,510
PacWest Bancorp	1,612	87,757
Primerica, Inc.	600	41,490
PrivateBancorp, Inc.	1,075	58,254
Prosperity Bancshares, Inc.	933	66,971
Raymond James Financial, Inc.	1,707	118,244
Reinsurance Grp. of America, Inc.	869	109,346
RenaissanceRe Hldgs. Ltd.	557	75,875
SEI Investments Co.	1,797	88,700
Signature Bank*	720	108,144
SLM Corp.*	5,786	63,762
Stifel Financial Corp.*	902	45,055
SVB Financial Group*	698	119,819
Synovus Financial Corp.	1,663	68,316
TCF Financial Corp.	2,292	44,900
Trustmark Corp.	922	32,869
UMB Financial Corp.	596	45,964
Umpqua Hldgs. Corp.	2,923	54,894
Valley National Bancorp	3,495	40,682
Waddell & Reed Financial, Inc. Cl A	1,065	20,778
Washington Federal, Inc.	1,187	40,773
Webster Financial Corp.	1,229	66,710
WisdomTree Investments, Inc.	1,618	18,025

		4,316,047

HEALTH CARE (7.3%)
Abiomed, Inc.*	538	60,622
Akorn, Inc.*	1,150	25,105
Align Technology, Inc.*	1,000	96,130
Allscripts Healthcare Solutions, Inc.*	2,473	25,249
Bio-Rad Laboratories, Inc. Cl A*	277	50,492
Bio-Techne Corp.	497	51,107
Catalent, Inc.*	1,633	44,026
Charles River Laboratories Int’l., Inc.*	639	48,685
Globus Medical, Inc. Cl A*	995	24,686
Halyard Health, Inc.*	631	23,334
HealthSouth Corp.	1,194	49,241

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Hill-Rom Hldgs., Inc.	798	44,800
IDEXX Laboratories, Inc.*	1,208	141,662
LifePoint Health, Inc.*	531	30,161
LivaNova PLC*	569	25,588
MEDNAX, Inc.*	1,234	82,258
Molina Healthcare, Inc.*	578	31,362
NuVasive, Inc.*	685	46,142
Owens & Minor, Inc.	813	28,691
PAREXEL International Corp.*	705	46,333
Prestige Brands Hldgs., Inc.*	696	36,262
ResMed, Inc.	1,888	117,150
STERIS PLC	1,137	76,622
Teleflex, Inc.	585	94,273
Tenet Healthcare Corp.*	1,031	15,300
United Therapeutics Corp.*	575	82,472
VCA Inc.*	1,091	74,897
WellCare Health Plans, Inc.*	591	81,014
West Pharmaceutical Svcs., Inc.	978	82,964

		1,636,628

INDUSTRIALS (14.4%)
AECOM*	2,066	75,120
AGCO Corp.	902	52,190
Avis Budget Group, Inc.*	1,207	44,273
B/E Aerospace, Inc.	1,354	81,497
Carlisle Cos., Inc.	865	95,401
CEB, Inc.	435	26,361
CLARCOR, Inc.	639	52,698
Clean Harbors, Inc.*	688	38,287
Copart, Inc.*	1,370	75,912
Crane Co.	679	48,969
Curtiss-Wright Corp.	603	59,311
Deluxe Corp.	639	45,759
Donaldson Co., Inc.	1,773	74,608
Dycom Industries, Inc.*	415	33,320
EMCOR Group, Inc.	817	57,811
EnerSys	586	45,767
Esterline Technologies Corp.*	407	36,304
FTI Consulting, Inc.*	580	26,146
GATX Corp.	533	32,822
Genesee & Wyoming, Inc. Cl A*	821	56,986
Graco, Inc.	756	62,816
Granite Construction, Inc.	533	29,315
HNI Corp.	593	33,161
Hubbell, Inc.	694	80,990
Huntington Ingalls Industries, Inc.	625	115,119
IDEX Corp.	1,026	92,402
ITT, Inc.	1,170	45,127
JetBlue Airways Corp*	4,322	96,899
Joy Global, Inc.	1,329	37,212
KBR, Inc.	1,889	31,527
Kennametal, Inc.	1,081	33,792
Kirby Corp.*	721	47,947
KLX, Inc.*	714	32,209
Landstar System, Inc.	571	48,706
Lennox International, Inc.	515	78,883
Lincoln Electric Hldgs., Inc.	831	63,713
Manpowergroup, Inc.	894	79,450
Miller (Herman), Inc.	792	27,086
MSA Safety, Inc.	411	28,495
MSC Industrial Direct Co., Inc. Cl A	594	54,880
Nordson Corp.	713	79,892

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

NOW, Inc.*	1,474	30,173
Old Dominion Freight Line, Inc.*	927	79,527
Orbital ATK, Inc.	781	68,517
Oshkosh Corp.	998	64,481
Regal Beloit Corp.	606	41,966
Rollins, Inc.	1,254	42,360
Smith (A.O.) Corp.	1,977	93,611
Teledyne Technologies, Inc.*	474	58,302
Terex Corp.	1,396	44,016
Timken Co.	940	37,318
Toro Co.	1,461	81,743
Trinity Industries, Inc.	2,041	56,658
Triumph Group, Inc.	652	17,278
Valmont Industries, Inc.	303	42,693
Wabtec Corp.	1,179	97,881
Watsco, Inc.	349	51,694
Werner Enterprises, Inc.	569	15,335
Woodward, Inc.	747	51,580

		3,234,296

INFORMATION TECHNOLOGY (17.1%)
3D Systems Corp.*	1,435	19,071
ACI Worldwide, Inc.*	1,545	28,042
Acxiom Corp.*	1,055	28,274
Advanced Micro Devices, Inc.*	10,093	114,455
ANSYS, Inc.*	1,157	107,011
ARRIS International PLC*	2,543	76,621
Arrow Electronics, Inc.*	1,185	84,491
Avnet, Inc.	1,728	82,270
Belden, Inc.	564	42,170
Broadridge Financial Solutions, Inc.	1,603	106,279
Brocade Communications Systems, Inc.	5,306	66,272
Cadence Design Systems, Inc.*	3,841	96,870
CDK Global, Inc.	2,016	120,335
Ciena Corp.*	1,874	45,744
Cirrus Logic, Inc.*	870	49,190
Cognex Corp	1,152	73,290
CommVault Systems, Inc.*	570	29,298
Computer Sciences Corp.	1,882	111,828
comScore, Inc.*	595	18,790
Convergys Corp.	1,320	32,419
CoreLogic, Inc.*	1,124	41,397
Cree, Inc.*	1,378	36,365
Cypress Semiconductor Corp.	4,350	49,764
Diebold Nixdorf, Inc.	985	24,773
DST Systems, Inc.	426	45,646
Fair Isaac Corp.	414	49,357
Fortinet, Inc.*	1,982	59,698
Gartner, Inc.*	1,116	112,794
Henry (Jack) & Associates, Inc.	1,049	93,130
Integrated Device Technology, Inc.*	1,762	41,513
InterDigital, Inc.	460	42,021
Intersil Corp. Cl A	1,873	41,768
IPG Photonics Corp.*	491	48,467
j2 Global, Inc.	643	52,597
Jabil Circuit, Inc.	2,469	58,441
Keysight Technologies, Inc.*	2,283	83,489
Knowles Corp.*	1,169	19,534
Leidos Hldgs., Inc.	1,929	98,649
Littelfuse, Inc.	301	45,683
Manhattan Associates, Inc.*	970	51,439
MAXIMUS, Inc.	880	49,095

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Mentor Graphics Corp.	1,438	53,048
Microsemi Corp.*	1,553	83,815
Monolithic Power Systems, Inc.	494	40,473
National Instruments Corp.	1,449	44,658
NCR Corp.*	1,657	67,208
NetScout Systems, Inc.*	1,212	38,178
NeuStar, Inc. Cl A*	729	24,349
Plantronics, Inc.	439	24,040
PTC, Inc.*	1,524	70,515
Science Applications Int’l. Corp.	594	50,371
Silicon Laboratories, Inc.*	558	36,270
Synaptics, Inc.*	466	24,968
SYNNEX Corp.	386	46,714
Synopsys, Inc.*	2,034	119,721
Tech Data Corp.*	473	40,054
Teradyne, Inc.	2,729	69,317
Trimble Navigation Ltd.*	3,368	101,545
Tyler Technologies, Inc.*	450	64,247
Ultimate Software Group, Inc.*	389	70,934
VeriFone Systems, Inc.*	1,439	25,513
Versum Materials, Inc.*	1,485	41,684
ViaSat, Inc.*	697	46,155
Vishay Intertechnology, Inc.	1,782	28,868
WebMD Health Corp.*	493	24,438
WEX, Inc.*	519	57,920
Zebra Technologies Corp. Cl A*	699	59,946

		3,833,289

MATERIALS (7.1%)
Allegheny Technologies, Inc.	1,471	23,433
AptarGroup, Inc.	844	61,992
Ashland Global Holdings, Inc.	830	90,711
Bemis Co., Inc.	1,259	60,205
Cabot Corp.	830	41,948
Carpenter Technology Corp.	624	22,570
Commercial Metals Co.	1,535	33,432
Compass Minerals Int’l., Inc.	443	34,709
Domtar Corp.	833	32,512
Eagle Materials, Inc.	639	62,961
Greif, Inc. Cl A	364	18,677
Louisiana-Pacific Corp.*	1,876	35,513
Minerals Technologies, Inc.	458	35,381
NewMarket Corp.	124	52,556
Olin Corp.	2,153	55,138
Owens-Illinois, Inc.*	2,215	38,563
Packaging Corp. of America	1,239	105,092
PolyOne Corp.	1,146	36,718
Reliance Steel & Aluminum Co.	960	76,358
Royal Gold, Inc.	871	55,178
RPM International, Inc.	1,793	96,517
Scotts Miracle-Gro Co. Cl A	600	57,330
Sensient Technologies Corp.	606	47,619
Silgan Hldgs., Inc.	517	26,460
Sonoco Products Co.	1,345	70,882
Steel Dynamics, Inc.	3,252	115,706
United States Steel Corp.	2,296	75,791
Valspar Corp.	969	100,398
Worthington Industries, Inc.	592	28,084

		1,592,434

REAL ESTATE (10.2%)
Alexander & Baldwin, Inc.	637	28,582
Alexandria Real Estate Equities, Inc.	1,075	119,465

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

American Campus Communities, Inc.	1,772	88,192
Camden Property Trust	1,177	98,950
Care Capital Pptys., Inc.	1,089	27,225
Communications Sales & Leasing*	1,853	47,085
CoreCivic, Inc.	1,630	39,870
Corporate Office Pptys. Trust	1,303	40,680
Cousins Properties, Inc.	4,528	38,533
DCT Industrial Trust, Inc.	1,216	58,222
Douglas Emmett, Inc.	1,907	69,720
Duke Realty Corp.	4,779	126,930
Education Realty Trust, Inc.	964	40,777
EPR Properties	847	60,789
Equity One, Inc.	1,229	37,718
First Industrial Realty Trust, Inc.	1,590	44,600
Healthcare Realty Trust	1,547	46,905
Highwoods Properties, Inc.	1,359	69,323
Hospitality Properties Trust	2,218	70,399
Jones Lang LaSalle, Inc.	611	61,735
Kilroy Realty Corp.	1,233	90,280
Lamar Advertising Co. Cl A	1,119	75,242
LaSalle Hotel Pptys.	1,507	45,918
Liberty Property Trust	1,941	76,670
Life Storage, Inc.	626	53,373
Mack-Cali Realty Corp.	1,170	33,953
Medical Properties Trust, Inc.	4,334	53,308
National Retail Pptys., Inc.	1,963	86,765
Omega Healthcare Investors, Inc.	2,611	81,620
Potlatch Corp.	532	22,158
Quality Care Properties, Inc.*	1,285	19,918
Rayonier, Inc.	1,643	43,704
Regency Centers Corp.	1,417	97,702
Senior Housing Pptys. Trust	3,234	61,220
Tanger Factory Outlet Centers, Inc.	1,309	46,836
Taubman Centers, Inc.	801	59,218
Urban Edge Pptys.	1,205	33,150
Washington Prime Group, Inc.	2,561	26,660
Weingarten Realty Investors	1,556	55,689

		2,279,084

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,268	36,607

UTILITIES (5.2%)
Aqua America, Inc.	2,399	72,066
Atmos Energy Corp.	1,392	103,217
Black Hills Corp.	721	44,226
Great Plains Energy, Inc.	2,852	78,002
Hawaiian Electric Industries, Inc.	1,446	47,819
Idacorp, Inc.	678	54,613
MDU Resources Group, Inc.	2,618	75,320
National Fuel Gas Co.	1,133	64,173
New Jersey Resources Corp.	1,142	40,541
NorthWestern Corp.	653	37,136
OGE Energy Corp.	2,669	89,278
ONE Gas, Inc.	693	44,324
PNM Resources, Inc.	1,044	35,809
Southwest Gas Corp.	628	48,117
UGI Corp.	2,325	107,136
Vectren Corp.	1,129	58,877
Westar Energy, Inc.	1,915	107,910
WGL Hldgs., Inc.	696	53,091

		1,161,655

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,659,457) 99.8%	22,342,224

TOTAL INVESTMENTS (Cost: $17,659,457) 99.8%		22,342,224

OTHER NET ASSETS 0.2%		38,278

NET ASSETS 100.0%		$22,380,502

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.6%)
Bassett Furniture Industries, Inc.	3,356	102,022
Belmond Ltd.*	2,751	36,726
CST Brands, Inc.	2,151	103,571
Eros International PLC*	4,246	55,410
Houghton Mifflin Harcourt Co.*	11,817	128,214
Intrawest Resorts Hldgs., Inc.*	2,675	47,749
MSG Networks, Inc.*	1,740	37,410
Select Comfort Corp.*	5,519	124,840
Unifi, Inc.*	2,973	97,009
Vista Outdoor, Inc.*	1,583	58,413

		791,364

CONSUMER STAPLES (2.4%)
Crimson Wine Group Ltd.*	11,299	105,872
Farmer Brothers Co.*	1,511	55,454
Orchids Paper Products Co.	437	11,441
Vector Group Ltd.	3,558	80,909

		253,676

ENERGY (6.7%)
Abraxas Petroleum Corp.*	13,722	35,266
Atwood Oceanics, Inc.	4,262	55,960
Carrizo Oil and Gas, Inc.*	1,518	56,697
CrossAmerica Partners LP	1,793	45,166
Gulfport Energy Corp.*	2,450	53,018
Matrix Service Co.*	1,318	29,919
Nabors Industries Ltd.	3,752	61,533
PBF Energy, Inc.	6,789	189,277
PDC Energy, Inc.*	1,052	76,354
Range Resources Corp.	1,616	55,526
RSP Permian, Inc.*	984	43,906

		702,622

FINANCIALS (35.9%)
Allied World Assurance Co. Hldgs. AG	1,709	91,790
American Equity Investment Life Hldg. Co.	3,744	84,390
Aspen Insurance Hldgs. Ltd.	1,861	102,355
BancFirst Corp.	1,351	125,711
Bank of Marin Bancorp	1,098	76,586
Banner Corp.	2,203	122,949
Brookline Bancorp, Inc.	8,345	136,858
Bryn Mawr Bank Corp.	2,442	102,930
Charter Financial Corp.	4,269	71,164
Colony Capital, Inc. Cl A	5,823	117,916
Columbia Banking System, Inc.	616	27,523
Customers Bancorp, Inc.*	3,465	124,116
Dime Community Bancshares	3,908	78,551
Eagle Bancorp, Inc.*	1,312	79,966
Easterly Acquisition Corp.*	7,009	69,039
Ellington Financial LLC	7,247	112,473
Enterprise Financial Svcs. Corp.	2,635	113,305
First Connecticut Bancorp, Inc.	1,981	44,870
First Interstate BancSytem, Inc.	3,090	131,480
Flushing Financial Corp.	2,670	78,471
Glacier Bancorp, Inc.	2,737	99,162
Hanmi Financial Corp.	2,293	80,026
Investors Bancorp, Inc.	8,068	112,549
Janus Capital Group, Inc.	3,537	46,936
Marlin Business Svcs. Corp.	3,910	81,719
MB Financial, Inc.	1,689	79,771
NMI Hldgs., Inc. Cl A*	8,727	92,943

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Northfield Bancorp, Inc.	5,798	115,786
Pace Hldgs. Corp.*	6,530	66,084
PrivateBancorp, Inc.	2,687	145,609
Prosperity Bancshares, Inc.	1,000	71,780
Selective Insurance Group, Inc.	2,699	116,192
SPDR S&P Bank ETF	2,600	113,022
Stock Yards Bancorp, Inc.	4,718	221,510
Stonegate Bank	698	29,128
SVB Financial Group*	1,393	239,122
TriCo Bancshares	1,474	50,381
UMB Financial Corp.	842	64,935
United Financial Bancorp, Inc.	523	9,498
Waterstone Financial, Inc.	1,188	21,859

		3,750,455

HEALTH CARE (3.5%)
Albany Molecular Research, Inc.*	2,352	44,124
Emergent Biosolutions, Inc.*	798	26,206
Ensign Group, Inc.	1,080	23,987
Envision Healthcare Corp.*	1,044	66,075
Kindred Healthcare, Inc.	2,897	22,741
Pacific Biosciences of CA, Inc.*	8,181	31,088
Supernus Pharmaceuticals, Inc.*	4,418	111,555
Wright Medical Group NV*	1,910	43,892

		369,668

INDUSTRIALS (13.1%)
Alaska Air Group, Inc.	961	85,270
Astronics Corp.*	1,580	53,467
AZZ, Inc.	2,727	174,255
BMC Stock Hldgs., Inc.*	2,756	53,742
Covenant Transportation Group Cl A*	3,053	59,045
Deluxe Corp.	1,367	97,891
Encore Wire Corp.	2,376	103,000
Kirby Corp.*	1,229	81,729
LSC Communications, Inc.	740	21,963
Miller Industries, Inc.	5,818	153,886
Mueller Industries, Inc.	7,755	309,885
Orbital ATK, Inc.	593	52,024
Universal Forest Products, Inc.	375	38,318
VSE Corp.	2,109	81,914

		1,366,389

INFORMATION TECHNOLOGY (10.8%)
Aerohive Networks, Inc.*	6,067	34,582
Ambarella, Inc.*	350	18,946
Anixter International, Inc.*	438	35,500
Cavium, Inc.*	1,263	78,862
Cirrus Logic, Inc.*	493	27,874
Comtech Telecommunications Corp.	3,898	46,191
Everspin Technologies, Inc.*	1,646	13,645
LogMeIn, Inc.	669	64,592
MaxLinear, Inc. Cl A*	2,830	61,694
MKS Instruments, Inc.	1,542	91,595
Plexus Corp.*	929	50,203
Proofpoint, Inc.*	1,273	89,937
Richardson Electronics Ltd.	12,767	80,432
Rogers Corp.*	773	59,374
Sequans Communications S.A. ADR*	21,366	39,954
Stamps.com, Inc.*	1,176	134,828
SYNNEX Corp.	734	88,829
Virtusa Corp.*	1,407	35,344
Xura, Inc.*	3,068	76,700

		1,129,082

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

MATERIALS (3.5%)
Boise Cascade Co.*	2,605	58,613
Ferro Corp.*	1,806	25,880
Kaiser Aluminum Corp.	1,492	115,913
Kraton Corporation Inc.*	3,666	104,408
LSB Industries, Inc.*	1,678	14,129
TimkenSteel Corp.*	2,984	46,192

		365,135

REAL ESTATE (9.5%)
Alexander’s, Inc.	115	49,090
Chatham Lodging Trust	3,397	69,808
Chesapeake Lodging Trust	3,235	83,657
Cousins Properties, Inc.	4,954	42,159
Easterly Government Pptys.	4,857	97,237
FelCor Lodging Trust, Inc.	13,191	105,660
Forest City Realty Trust, Inc. Cl A	6,341	132,146
Highwoods Properties, Inc.	2,060	105,081
Life Storage, Inc.	494	42,118
Pennsylvania REIT	3,682	69,811
Terreno Realty Corp.	2,459	70,057
The GEO Group, Inc.	1,987	71,393
Urstadt Biddle Pptys., Inc. Cl A	1,987	47,907

		986,124

TELECOMMUNICATION SERVICES (1.0%)
ORBCOMM, Inc.*	7,678	63,497
Shenandoah Telecommunications Co.	1,646	44,936

		108,433

UTILITIES (4.0%)
Avista Corp.	2,063	82,499
Idacorp, Inc.	953	76,764
Northwest Natural Gas Co.	913	54,597
NorthWestern Corp.	1,131	64,320
PNM Resources, Inc.	2,008	68,874
Portland General Electric Co.	1,590	68,895

		415,949

TOTAL COMMON STOCKS (Cost: $7,938,796) 98.0%		10,238,897

WARRANTS:
FINANCIALS (0.1%)
Easterly Acquisition Corp. - expiring 07/29/2020*	3,504	1,296
Pace Hldgs. Corp. - expiring 10/29/2020*	6,530	3,918

		5,214

TOTAL WARRANTS (Cost: $4,056) 0.1%		5,214

TOTAL INVESTMENTS (Cost: $7,942,852) 98.1%		10,244,111

OTHER NET ASSETS 1.9%		198,418

NET ASSETS 100.0%		$10,442,529

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.3%)
Belmond Ltd.*	3,160	42,186
Bloomin’ Brands, Inc.	3,666	66,098
Bright Horizons Family Solutions, Inc.*	300	21,006
Cooper Tire & Rubber Co.	1,445	56,138
CST Brands, Inc.	2,131	102,608
Drew Industries, Inc.	429	46,225
Five Below, Inc.*	1,968	78,641
Haverty Furniture Cos., Inc.	4,035	95,630
Houghton Mifflin Harcourt Co.*	2,293	24,879
HSN, Inc.	1,122	38,485
Intrawest Resorts Hldgs., Inc.*	1,622	28,953
Lions Gate Entertainment Corp. Cl A	1,803	48,501
Lions Gate Entertainment Corp. Cl B*	1,803	44,246
Lithia Motors, Inc. Cl A	580	56,161
Panera Bread Co. Cl A*	280	57,425
Popeyes Louisiana Kitchen, Inc.*	389	23,527
Red Robin Gourmet Burgers, Inc.*	1,303	73,489
Select Comfort Corp.*	4,437	100,365
Steve Madden Ltd.*	1,571	56,163
Thor Industries, Inc.	700	70,035
Vista Outdoor, Inc.*	1,631	60,184

		1,190,945

CONSUMER STAPLES (3.5%)
Cal-Maine Foods, Inc.	665	29,376
Vector Group Ltd.	2,298	52,257
Village Super Market, Inc. Cl A	1,775	54,848
WD-40 Co.	913	106,730

		243,211

ENERGY (1.4%)
Gulfport Energy Corp.*	2,042	44,189
Matador Resources Co.*	2,070	53,323

		97,512

FINANCIALS (6.7%)
Bank of the Ozarks, Inc.	948	49,855
FBL Financial Group, Inc. Cl A	853	66,662
Heritage Financial Corp.	2,152	55,414
Investors Bancorp, Inc.	5,585	77,911
Pinnacle Financial Partners, Inc.	925	64,103
Safety Insurance Group, Inc.	1,016	74,879
Starwood Property Trust, Inc.	2,381	52,263
Webster Financial Corp.	350	18,998

		460,085

HEALTH CARE (19.1%)
Abiomed, Inc.*	495	55,777
Acadia Healthcare Co., Inc.*	3,071	101,650
ACADIA Pharmaceuticals, Inc.*	1,149	33,137
Acceleron Pharma, Inc.*	637	16,256
Acorda Therapeutics, Inc.*	959	18,029
Agios Pharmaceuticals, Inc.*	244	10,182
Anika Therapeutics, Inc.*	795	38,923
BioSpecifics Technologies Corp.*	808	45,006
Catalent, Inc.*	1,029	27,742
Chemed Corp.	155	24,864
DexCom, Inc.*	411	24,537
Emergent Biosolutions, Inc.*	2,079	68,274
Insulet Corp.*	468	17,634
Integra LifeSciences Hldgs. Corp.*	400	34,316
Intersect ENT, Inc.*	1,654	20,013

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Karyopharm Therapeutics, Inc.*	1,296	12,182
Kite Pharma, Inc.*	439	19,685
Medicines Co.*	667	22,638
Neogen Corp.*	655	43,230
Neurocrine Biosciences, Inc.*	1,060	41,022
NuVasive, Inc.*	553	37,250
Omeros Corp.*	1,715	17,013
Omnicell, Inc.*	2,267	76,851
Pacific Biosciences of CA, Inc.*	2,762	10,496
Pacira Pharmaceuticals, Inc.*	477	15,407
PAREXEL International Corp.*	963	63,288
Penumbra, Inc.*	335	21,373
Prestige Brands Hldgs., Inc.*	585	30,479
Prothena Corp. PLC*	410	20,168
Radius Health, Inc.*	536	20,384
Repligen Corp.*	725	22,345
Sorrento Therapeutics, Inc.*	2,262	11,084
Supernus Pharmaceuticals, Inc.*	2,961	74,765
TESARO, Inc.*	586	78,805
Ultragenyx Pharmaceutical, Inc.*	484	34,030
WellCare Health Plans, Inc.*	454	62,234
Wright Medical Group NV*	1,906	43,800

		1,314,869

INDUSTRIALS (13.8%)
Astronics Corp.*	4,521	152,987
AZZ, Inc.	1,850	118,215
BMC Stock Hldgs., Inc.*	921	17,960
Covenant Transportation Group Cl A*	3,772	72,950
EnPro Industries, Inc.	1,484	99,962
Generac Hldgs., Inc.*	943	38,418
Healthcare Svcs. Group, Inc.	2,319	90,835
John Bean Technologies Corp.	340	29,223
Mueller Water Products, Inc. Cl A	6,143	81,763
Quanex Building Products Corp.	1,415	28,725
Sun Hydraulics Corp.	1,508	60,275
Teledyne Technologies, Inc.*	582	71,586
Trex Co., Inc.*	1,204	77,538
Universal Forest Products, Inc.	81	8,277

		948,714

INFORMATION TECHNOLOGY (24.9%)
Acacia Communications, Inc.*	405	25,009
Advanced Micro Devices, Inc.*	2,140	24,268
Aerohive Networks, Inc.*	4,272	24,350
Ambarella, Inc.*	1,068	57,811
ARRIS International PLC*	1,530	46,099
Aspen Technology, Inc.*	281	15,365
Belden, Inc.	390	29,160
CalAmp Corp.*	2,842	41,209
Callidus Software, Inc.*	2,381	40,001
Cavium, Inc.*	1,526	95,283
Cornerstone OnDemand, Inc.*	834	35,287
Ellie Mae, Inc.*	340	28,451
EPAM Systems, Inc.*	526	33,827
Euronet Worldwide, Inc.*	535	38,750
Everspin Technologies, Inc.*	2,695	22,342
ExlService Hldgs., Inc.*	320	16,141
Fair Isaac Corp.	245	29,209
FARO Technologies, Inc.*	944	33,984
Globant S.A.*	1,284	42,821
Imperva, Inc.*	367	14,093
Integrated Device Technology, Inc.*	675	15,903

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

j2 Global, Inc.	517	42,291
LogMeIn, Inc.	1,177	113,639
Lumentum Hldgs., Inc.*	1,175	45,414
MAXIMUS, Inc.	518	28,899
MaxLinear, Inc. Cl A*	3,424	74,643
Microsemi Corp.*	905	48,843
Monolithic Power Systems, Inc.	876	71,771
New Relic, Inc.*	1,860	52,545
Nimble Storage, Inc.*	3,076	24,362
Nutanix, Inc. Cl A*	485	12,882
Paycom Software, Inc.*	884	40,213
Perficient, Inc.*	840	14,692
Proofpoint, Inc.*	1,382	97,638
Rapid7, Inc.*	1,893	23,038
Rogers Corp.*	294	22,582
Science Applications Int’l. Corp.	556	47,149
Sequans Communications S.A. ADR*	14,458	27,036
SPS Commerce, Inc.*	185	12,930
Stamps.com, Inc.*	345	39,554
Take-Two Interactive Software, Inc.*	820	40,418
Talend S.A. ADR*	1,350	29,970
ViaSat, Inc.*	507	33,574
Virtusa Corp.*	1,470	36,926
Zendisk, Inc.*	1,309	27,751

		1,718,123

MATERIALS (4.6%)
Berry Plastics Group, Inc.*	1,177	57,355
Ferro Corp.*	6,445	92,357
Ferroglobe PLC	3,130	33,898
Orion Engineered Carbons S.A.	1,469	27,691
PolyOne Corp.	627	20,089
U.S. Concrete, Inc.*	1,335	87,443

		318,833

REAL ESTATE (3.7%)
CubeSmart	2,007	53,727
Easterly Government Pptys.	3,595	71,972
QTS Realty Trust, Inc.	1,387	68,865
Terreno Realty Corp.	2,025	57,692

		252,256

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	6,068	50,182
Shenandoah Telecommunications Co.	2,071	56,538

		106,720

UTILITIES (2.4%)
Chesapeake Utilities Corp.	1,280	85,696
Northwest Natural Gas Co.	1,293	77,321

		163,017

TOTAL COMMON STOCKS (Cost: $5,995,559) 99.0%		6,814,285

TOTAL INVESTMENTS (Cost: $5,995,559) 99.0%		6,814,285

OTHER NET ASSETS 1.0%		69,714

NET ASSETS 100.0%		$6,883,999

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.4%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	193,180
U.S. Treasury Note	AA+	1.50	08/15/26	950,000	873,736
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	84,094
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	727,142
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	774,037

					2,652,189

U.S. GOVERNMENT AGENCIES (27.8%)
MORTGAGE-BACKED OBLIGATIONS (27.8%)
FHLMC	AA+	2.50	09/01/27	55,496	55,678
FHLMC	AA+	3.00	06/01/27	34,493	35,453
FHLMC	AA+	3.00	08/01/27	36,851	37,866
FHLMC	AA+	3.00	11/01/42	51,425	51,357
FHLMC	AA+	3.00	04/01/43	57,562	57,539
FHLMC	AA+	3.50	05/01/42	86,743	89,360
FHLMC	AA+	3.50	01/01/43	71,064	72,836
FHLMC	AA+	3.50	04/01/43	103,115	105,750
FHLMC	AA+	3.50	11/01/43	89,102	91,782
FHLMC	AA+	3.50	07/01/45	88,841	91,363
FHLMC	AA+	3.50	05/01/46	92,834	95,143
FHLMC	AA+	4.00	02/01/25	7,426	7,822
FHLMC	AA+	4.00	03/01/41	35,241	37,061
FHLMC	AA+	4.00	07/01/41	45,079	47,721
FHLMC	AA+	4.00	11/01/42	40,574	43,040
FHLMC	AA+	4.00	01/01/44	112,535	118,953
FHLMC	AA+	4.00	06/01/45	79,821	84,325
FHLMC	AA+	4.50	03/01/34	17,703	19,081
FHLMC	AA+	4.50	08/01/34	7,294	7,861
FHLMC	AA+	4.50	02/01/44	50,445	54,202
FHLMC	AA+	5.00	02/01/26	3,486	3,793
FHLMC	AA+	5.50	03/01/21	3,650	3,836
FHLMC	AA+	5.50	07/01/32	6,134	6,862
FHLMC	AA+	5.50	05/01/33	4,252	4,713
FHLMC	AA+	5.50	06/01/37	22,703	25,592
FHLMC	AA+	6.00	07/15/29	4,623	5,300
FHLMC	AA+	6.00	03/15/32	5,281	5,779
FHLMC ARM	AA+	2.76	02/01/36	5,250	5,550
FHLMC ARM	AA+	2.90	04/01/37	3,726	3,973
FHLMC ARM	AA+	2.90	04/01/37	5,437	5,722
FHLMC ARM	AA+	2.93	05/01/37	5,134	5,374
FHLMC ARM	AA+	4.54	09/01/39	7,071	7,428
FHLMC ARM	AA+	5.89	03/01/37	1,310	1,374
FHLMC Strip	AA+	3.00	01/15/43	70,589	70,217
FNMA	AA+	3.00	09/01/29	60,267	61,969
FNMA	AA+	3.00	09/01/33	86,251	88,004
FNMA	AA+	3.00	04/25/42	86,886	88,508
FNMA	AA+	3.00	12/01/42	66,735	65,873
FNMA	AA+	3.00	02/01/43	41,163	41,031
FNMA	AA+	3.00	03/01/43	35,224	35,116
FNMA	AA+	3.00	09/01/43	114,231	114,199
FNMA	AA+	3.00	09/01/46	148,992	148,175
FNMA	AA+	3.50	03/25/28	58,760	60,417
FNMA	AA+	3.50	03/01/32	54,329	56,509
FNMA	AA+	3.50	09/01/32	74,777	77,771
FNMA	AA+	3.50	08/01/38	49,698	51,060
FNMA	AA+	3.50	10/01/41	45,462	46,678
FNMA	AA+	3.50	12/01/41	56,920	58,442
FNMA	AA+	3.50	04/01/42	69,313	71,109
FNMA	AA+	3.50	08/01/42	63,429	65,380
FNMA	AA+	3.50	10/01/42	58,781	60,608
FNMA	AA+	3.50	12/01/42	128,819	132,849
FNMA	AA+	3.50	01/01/44	19,469	19,775
FNMA	AA+	3.50	04/01/45	170,874	175,819
FNMA	AA+	3.50	06/01/45	93,247	95,890
FNMA	AA+	3.50	10/01/45	190,996	196,531
FNMA	AA+	4.00	05/01/19	3,688	3,797
FNMA	AA+	4.00	07/25/26	81,539	88,386

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

FNMA	AA+	4.00	01/01/31	81,656	86,611
FNMA	AA+	4.00	11/01/40	37,614	39,554
FNMA	AA+	4.00	05/01/41	39,951	41,895
FNMA	AA+	4.00	11/01/45	90,509	95,458
FNMA	AA+	4.50	05/01/18	720	740
FNMA	AA+	4.50	05/01/19	1,532	1,574
FNMA	AA+	4.50	05/01/30	13,857	14,917
FNMA	AA+	4.50	04/01/31	18,317	19,723
FNMA	AA+	4.50	08/01/33	5,221	5,637
FNMA	AA+	4.50	08/01/33	5,447	5,882
FNMA	AA+	4.50	09/01/33	16,537	17,859
FNMA	AA+	4.50	05/01/34	3,684	3,983
FNMA	AA+	4.50	06/01/34	6,534	7,060
FNMA	AA+	4.50	08/01/35	9,817	10,618
FNMA	AA+	4.50	12/01/35	8,737	9,417
FNMA	AA+	4.50	05/01/39	14,612	15,842
FNMA	AA+	4.50	05/01/39	22,381	24,204
FNMA	AA+	4.50	05/01/40	22,135	23,762
FNMA	AA+	5.00	04/01/18	1,454	1,488
FNMA	AA+	5.00	09/01/18	1,472	1,507
FNMA	AA+	5.00	10/01/20	3,977	4,149
FNMA	AA+	5.00	06/01/33	12,092	13,246
FNMA	AA+	5.00	09/01/33	10,133	11,100
FNMA	AA+	5.00	10/01/33	13,183	14,564
FNMA	AA+	5.00	11/01/33	16,838	18,439
FNMA	AA+	5.00	03/01/34	3,237	3,544
FNMA	AA+	5.00	04/01/34	2,402	2,624
FNMA	AA+	5.00	04/01/34	5,586	6,163
FNMA	AA+	5.00	04/01/35	7,138	7,850
FNMA	AA+	5.00	06/01/35	3,983	4,350
FNMA	AA+	5.00	09/01/35	5,835	6,374
FNMA	AA+	5.00	11/25/35	17,764	19,233
FNMA	AA+	5.00	10/01/36	6,639	7,247
FNMA	AA+	5.00	05/01/39	19,586	21,381
FNMA	AA+	5.00	06/01/40	15,171	16,595
FNMA	AA+	5.50	04/01/17	18	18
FNMA	AA+	5.50	05/01/17	8	8
FNMA	AA+	5.50	09/01/19	1,202	1,243
FNMA	AA+	5.50	08/01/25	5,644	6,335
FNMA	AA+	5.50	01/01/27	2,440	2,712
FNMA	AA+	5.50	09/01/33	4,762	5,400
FNMA	AA+	5.50	10/01/33	15,981	18,115
FNMA	AA+	5.50	03/01/34	1,281	1,431
FNMA	AA+	5.50	03/01/34	5,115	5,803
FNMA	AA+	5.50	07/01/34	4,663	5,226
FNMA	AA+	5.50	09/01/34	15,656	17,496
FNMA	AA+	5.50	09/01/34	2,490	2,795
FNMA	AA+	5.50	09/01/34	15,196	17,089
FNMA	AA+	5.50	10/01/34	3,051	3,417
FNMA	AA+	5.50	02/01/35	4,968	5,577
FNMA	AA+	5.50	02/01/35	7,214	8,154
FNMA	AA+	5.50	04/01/35	7,807	8,739
FNMA	AA+	5.50	08/01/35	8,873	9,926
FNMA	AA+	5.50	11/01/35	7,530	8,455
FNMA	AA+	5.50	06/01/37	8,304	9,318
FNMA	AA+	5.50	11/01/38	1,849	1,968
FNMA	AA+	5.50	06/01/48	3,010	3,249
FNMA	AA+	6.00	04/01/23	4,538	5,134
FNMA	AA+	6.00	01/01/25	11,257	12,735
FNMA	AA+	6.00	03/01/28	5,799	6,564
FNMA	AA+	6.00	04/01/32	568	643
FNMA	AA+	6.00	05/01/32	1,068	1,224
FNMA	AA+	6.00	05/01/33	15,708	17,799
FNMA	AA+	6.00	09/01/34	7,421	8,502
FNMA	AA+	6.00	10/01/34	10,604	12,015
FNMA	AA+	6.00	11/01/34	2,410	2,727
FNMA	AA+	6.00	12/01/36	5,669	6,505
FNMA	AA+	6.00	01/01/37	6,228	7,142
FNMA	AA+	6.00	05/01/37	1,354	1,435
FNMA	AA+	6.00	07/01/37	2,811	3,181

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

FNMA	AA+	6.00	08/01/37	4,036	4,569
FNMA	AA+	6.00	12/01/37	1,002	1,134
FNMA	AA+	6.00	10/25/44	14,311	16,425
FNMA	AA+	6.00	02/25/47	12,608	14,037
FNMA	AA+	6.00	12/25/49	10,122	11,474
FNMA	AA+	6.50	03/01/17	7	7
FNMA	AA+	6.50	05/01/17	7	7
FNMA	AA+	6.50	06/01/17	171	172
FNMA	AA+	6.50	05/01/32	1,627	1,841
FNMA	AA+	6.50	05/01/32	556	629
FNMA	AA+	6.50	07/01/32	832	941
FNMA	AA+	6.50	07/01/34	4,961	5,613
FNMA	AA+	6.50	09/01/34	3,289	3,721
FNMA	AA+	6.50	09/01/36	1,569	1,732
FNMA	AA+	6.50	05/01/37	3,929	4,079
FNMA	AA+	6.50	09/01/37	2,375	2,687
FNMA	AA+	6.50	05/01/38	2,527	2,858
FNMA	AA+	7.00	09/01/31	940	1,042
FNMA	AA+	7.00	04/01/32	1,394	1,529
FNMA	AA+	7.00	01/25/44	19,681	23,224
FNMA	AA+	7.50	06/01/31	323	374
FNMA	AA+	7.50	02/01/32	1,275	1,487
FNMA	AA+	7.50	06/01/32	317	377
FNMA	AA+	8.00	04/01/32	108	115
FNMA ARM	AA+	2.41	05/01/43	77,192	78,097
FNMA Strip	AA+	3.00	08/25/42	64,240	63,842
GNMA (3)	AA+	4.00	08/15/41	44,199	47,323
GNMA (3)	AA+	4.00	11/15/41	19,015	20,536
GNMA (3)	AA+	4.00	01/15/42	54,368	58,042
GNMA (3)	AA+	4.00	03/20/42	31,453	33,878
GNMA (3)	AA+	4.50	04/20/31	21,073	22,755
GNMA (3)	AA+	4.50	10/15/40	38,208	42,349
GNMA (3)	AA+	4.50	06/20/41	27,373	29,263
GNMA (3)	AA+	4.50	10/20/43	44,941	48,977
GNMA (3)	AA+	5.00	10/15/24	43,113	47,123
GNMA (3)	AA+	5.00	06/20/39	37,476	40,693
GNMA (3)	AA+	5.00	11/15/39	20,488	22,541
GNMA (3)	AA+	5.00	06/20/40	18,186	19,589
GNMA (3)	AA+	5.50	01/15/36	12,000	13,416
GNMA (3)	AA+	6.50	04/15/31	155	178
GNMA (3)	AA+	6.50	10/15/31	717	835
GNMA (3)	AA+	6.50	12/15/31	121	138
GNMA (3)	AA+	6.50	05/15/32	420	480
GNMA (3)	AA+	7.00	05/15/31	636	746
GNMA (3)	AA+	7.00	05/15/32	49	50
GNMA (3)	AA+	7.00	10/20/38	224	241
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	25,599	27,271

					4,794,709

CORPORATE DEBT (55.9%)
CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,492
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	80,709
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	52,475
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,463
Dollar General Corp.	BBB	3.25	04/15/23	85,000	83,880
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	71,050
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	90,738
Gap, Inc.	BB+	5.95	04/12/21	75,000	78,926
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	77,432
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	71,101
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	29,657
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	52,435
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	76,839
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	86,487
Newell Brands, Inc.	BBB-	4.70	08/15/20	75,000	79,701
NVR, Inc.	BBB+	3.95	09/15/22	85,000	86,628
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,270
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	79,778
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	77,602
Staples, Inc.	BBB-	4.38	01/12/23	85,000	85,160

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	106,940
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	47,958
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	84,848
Wynn Las Vegas LLC	BB	5.38	03/15/22	85,000	87,125

					1,690,694

CONSUMER STAPLES (3.1%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	49,484
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	78,944
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	69,666
Kroger Co.	BBB	2.95	11/01/21	30,000	30,186
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,790
Sysco Corp.	BBB+	2.60	06/12/22	55,000	54,148
Sysco Corp.	BBB+	3.75	10/01/25	50,000	50,603
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	100,000	105,883

					536,704

ENERGY (3.9%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	77,540
Energen Corp.	BB	4.63	09/01/21	85,000	85,213
EQT Corp.	BBB	4.88	11/15/21	85,000	90,728
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	85,061
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	70,958
Murphy Oil Corp.	BBB-	3.50	12/01/17	65,000	65,325
Noble Corp.	BB-	7.50	03/15/19	50,000	52,500
Rowan Companies PLC	B+	4.88	06/01/22	85,000	80,325
Seacor Hldgs., Inc.	B	7.38	10/01/19	50,000	50,250
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	20,022

					677,922

FINANCIALS (10.0%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	84,605
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	81,178
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	89,323
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	56,081
Block Financial LLC	BBB	5.25	10/01/25	50,000	50,566
Block Financial LLC	BBB	5.50	11/01/22	30,000	31,605
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	91,934
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	41,446
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,394
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	48,905
First Republic Bank	A-	2.38	06/17/19	85,000	84,857
First Tennessee Bank	BBB	2.95	12/01/19	75,000	75,186
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	45,646
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,535
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	21,839
Lincoln National Corp.	A-	4.85	06/24/21	20,000	21,664
Markel Corp.	BBB+	5.35	06/01/21	40,000	43,661
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	81,524
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	53,590
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	21,965
Pacific LifeCorp.†	A-	6.00	02/10/20	65,000	70,232
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	85,000	86,488
Protective Life Corp.	A-	7.38	10/15/19	65,000	73,621
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	21,628
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	81,049
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	47,805
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	49,657
Synchrony Financial	BBB-	3.70	08/04/26	50,000	48,064
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,181
Unum Group	BBB	4.00	03/15/24	75,000	75,305
Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	73,333

					1,720,867

HEALTH CARE (6.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	91,722
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	42,887
Anthem, Inc.	A	4.35	08/15/20	50,000	52,769
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	52,876
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	90,837
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,277
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	87,225
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	83,944
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	85,192

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	91,823
Pfizer, Inc.	AA	6.05	03/30/17	75,000	75,908
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	90,730
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	90,868
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	24,932

					1,047,990

INDUSTRIALS (5.2%)
Arconic, Inc.	BBB-	6.75	07/15/18	85,000	90,419
Crane Co.	BBB	2.75	12/15/18	90,000	91,125
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	85,825
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	86,418
Flowserve Corp.	BBB	3.50	09/15/22	65,000	65,157
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	75,298
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	84,533
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	79,731
Pentair PLC	BBB-	5.00	05/15/21	75,000	78,892
Pitney Bowes, Inc.	BBB-	5.25	01/15/37	75,000	74,987
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	86,500

					898,885

INFORMATION TECHNOLOGY (5.6%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	91,328
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	105,439
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	86,616
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	86,570
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,144
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	91,471
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	24,396
Ingram Micro, Inc.	NR	5.25	09/01/17	55,000	55,809
Lam Research Corp.	BBB	2.75	03/15/20	75,000	75,155
Lexmark International, Inc.	BB	5.13	03/15/20	10,000	10,183
Symantec Corp.	BBB-	4.20	09/15/20	85,000	87,198
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	86,046
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	84,422

					959,777

MATERIALS (5.6%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	90,255
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	81,340
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,453
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	52,806
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	85,000	79,050
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	84,960
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	20,312
Methanex Corp.	BB+	3.25	12/15/19	85,000	83,690
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	86,392
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	51,567
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	31,777
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	84,551
Teck Resources Ltd.	BB	4.75	01/15/22	75,000	75,188
Vulcan Materials Co.	BBB	7.00	06/15/18	40,000	42,700

					952,041

REAL ESTATE (3.8%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	87,243
Boston Properties LP	A-	3.85	02/01/23	65,000	66,694
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,220
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	84,696
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	89,735
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	87,643
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	29,824
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	51,611
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	69,888
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,201
Welltower, Inc.	BBB+	6.13	04/15/20	50,000	55,501

					653,256

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	73,621
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	42,805

					116,426

UTILITIES (2.1%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	54,053
Entergy Corp.	BBB	5.13	09/15/20	85,000	91,626

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	31,052
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	79,371
SCANA Corp.	BBB	4.13	02/01/22	85,000	85,883
Talen Energy Supply LLC	B+	4.60	12/15/21	30,000	23,775

					365,760

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,877,230) 99.1%					17,067,220

TOTAL INVESTMENTS (Cost: $16,877,230) 99.1%					17,067,220

OTHER NET ASSETS 0.9%					160,109

NET ASSETS 100.0%					$17,227,329

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2016

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.5%)
U.S. Treasury Bill	A-1+	0.18	01/05/17	400,000	399,990
U.S. Treasury Bill	A-1+	0.27	01/12/17	500,000	499,955
U.S. Treasury Bill	A-1+	0.31	01/19/17	600,000	599,900
U.S. Treasury Bill	A-1+	0.32	01/26/17	500,000	499,884
U.S. Treasury Bill	A-1+	0.35	01/12/17	300,000	299,965
U.S. Treasury Bill	A-1+	0.37	01/26/17	300,000	299,920
U.S. Treasury Bill	A-1+	0.40	02/02/17	800,000	799,710
U.S. Treasury Bill	A-1+	0.42	02/16/17	600,000	599,671
U.S. Treasury Bill	A-1+	0.44	01/12/17	200,000	199,971
U.S. Treasury Bill	A-1+	0.46	03/02/17	1,500,000	1,498,907

					5,697,873

U.S. GOVERNMENT AGENCIES (20.3%)
FHLB	A-1+	0.38	01/13/17	500,000	499,932
FHLB	A-1+	0.41	01/17/17	400,000	399,923
FHLB	A-1+	0.45	01/18/17	500,000	499,888
FHLB	A-1+	0.46	01/25/17	400,000	399,874
FHLB	A-1+	0.46	02/09/17	200,000	199,898
FHLB	A-1+	0.50	02/01/17	991,000	990,555
FHLB	A-1+	0.51	02/10/17	800,000	799,535
FHLB	A-1+	0.51	02/24/17	800,000	799,371
FHLB	A-1+	0.52	03/17/17	426,000	425,528
FHLB	A-1+	0.55	02/22/17	125,000	124,899

					5,139,403

COMMERCIAL PAPER (57.0%)
Apple, Inc.†	A-1+	0.53	01/10/17	900,000	899,867
Cargill, Inc.†	A-1	0.64	01/06/17	250,000	249,973
Cargill, Inc.†	A-1	0.72	01/09/17	500,000	499,910
Chevron Corp.†	A-1+	0.60	02/13/17	460,000	459,663
Chevron Corp.†	A-1+	0.61	02/01/17	250,000	249,864
Chevron Corp.†	A-1+	0.65	01/04/17	110,000	109,992
Cisco Systems, Inc.†	A-1+	0.65	01/20/17	750,000	749,729
Coca-Cola Co.†	A-1+	0.61	01/19/17	500,000	499,839
Coca-Cola Co.†	A-1+	0.65	01/03/17	250,000	249,986
Danaher Corp.†	A-1	0.66	01/05/17	350,000	349,968
Danaher Corp.†	A-1	0.70	01/06/17	400,000	399,953
Grainger (W.W.), Inc.	A-1+	0.60	01/09/17	500,000	499,925
Grainger (W.W.), Inc.	A-1+	0.63	02/13/17	300,000	299,769
Intercontinental Exchange, Inc.†	A-1	0.82	02/17/17	750,000	749,180
J.P. Morgan Securities LLC†	A-1	0.75	02/01/17	250,000	249,833
J.P. Morgan Securities LLC†	A-1	0.80	02/01/17	500,000	499,644
J.P. Morgan Securities LLC	A-1	0.95	02/21/17	205,000	204,719
Estee Lauder Cos.†	A-1	0.68	01/30/17	250,000	249,858
Eli Lilly & Co.†	A-1+	0.55	01/13/17	750,000	749,851
Microsoft Corp.†	A-1+	0.61	01/30/17	300,000	299,847
Nestle Capital Corp.†	A-1+	0.68	02/06/17	600,000	599,581
PepsiCo, Inc.†	A-1	0.54	01/27/17	550,000	549,777
Pfizer, Inc.†	A-1+	0.67	02/07/17	700,000	699,505
Procter & Gamble Co.†	A-1+	0.50	01/10/17	700,000	699,903
Simon Ppty. Group LP†	A-1	0.72	01/03/17	700,000	699,958
Southern California Gas Co.†	A-1	0.70	01/03/17	750,000	749,956
Toyota Motor Credit Corp.	A-1+	0.57	01/11/17	350,000	349,939
Toyota Motor Credit Corp.	A-1+	0.78	01/04/17	350,000	349,970
Unilever Capital Corp.†	A-1	0.64	02/17/17	500,000	499,573
Unilever Capital Corp.†	A-1	0.78	02/21/17	250,000	249,718
Washington Gas Light Co.	A-1	0.60	01/04/17	500,000	499,967

					14,469,217

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,306,430) 99.8%					25,306,493

TOTAL INVESTMENTS (Cost: $25,306,430) 99.8%					25,306,493

OTHER NET ASSETS 0.2%					53,970

NET ASSETS 100.0%					$25,360,463

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2016

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
BOND FUND	$268,465	1.6%
MONEY MARKET FUND	$12,264,928	48.4%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	3	E-mini S&P 500 Stock Index	P	March 2017	$335,430	($3,150)	3.2%
EQUITY INDEX FUND	5	E-mini S&P 500 Stock Index	P	March 2017	$559,050	($5,000)	1.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2016, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2016:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$5,939,516	—	—		$5,939,516
Common Stock - Active	$4,554,472	—	$8,550	(b)	$4,563,022
Short-Term Debt Securities - Indexed	—	$99,884	—		$99,884
Warrants - Active	$584	—	—		$584

	$10,494,572	$99,884	$8,550		$10,603,006

Equity Index Fund
Common Stock	$37,201,197	—	—		$37,201,197
Short-Term Debt Securities	—	$99,983	—		$99,983

	$37,201,197	$99,983	—		$37,301,180

Mid-Cap Equity Index Fund
Common Stock	$22,342,224	—	—		$22,342,224

Small Cap Value Fund
Common Stock	$10,162,197	—	$76,700	(b)	$10,238,897
Warrants	$5,214	—	—		$5,214

	$10,167,411	—	$76,700		$10,244,111

Small Cap Growth Fund
Common Stock	$6,814,285	—	—		$6,814,285

Bond Fund
U.S. Government Debt	—	$2,652,189	—		$2,652,189
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$4,794,709	—		$4,794,709
Long-Term Corporate Debt	—	$9,620,322	—		$9,620,322

	—	$17,067,220	—		$17,067,220

Money Market Fund
U.S. Government Debt	—	$5,697,873	—		$5,697,873
U.S. Government Agency Short-Term Debt	—	$5,139,403	—		$5,139,403
Commercial Paper	—	$14,469,217	—		$14,469,217

	—	$25,306,493	—		$25,306,493

Other Financial Instruments:*
All America Fund	($3,150)	—	—		($3,150)
Equity Index Fund	($5,000)	—	—		($5,000)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2016
	Balance December 31, 2015	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance December 31, 2016	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2016
All America Fund - Active Common Stock	—	—	$8,550	—	$8,550	$948
Small Cap Value Fund - Common Stock	—	—	$76,700	—	$76,700	$8,172

(c)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At December 31, 2016, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2016 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,284,774	$8,979,194	$5,583,306	$2,647,805
Unrealized Depreciation	(390,205)	(1,297,157)	(1,053,789)	(335,858)

Net	$1,894,569	$7,682,037	$4,529,517	$2,311,947

Tax Cost of Investments	$8,708,437	$29,619,143	$17,812,707	$7,932,164

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,231,723	$354,858	$63
Unrealized Depreciation	(415,620)	(165,191)	—

Net	$816,103	$189,667	$63

Tax Cost of Investments	$5,998,182	$16,877,553	$25,306,430

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for federal income tax purposes arise primarily from the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date: March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date: March 10, 2017

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of Mutual of America Institutional Funds, Inc.

Date: March 10, 2017